   As filed with the Securities and Exchange Commission on December 14, 1995.

                                              1933 Act Registration No. 33-82056
                                                      1940 Act File No. 811-8662
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              ___________________

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

                     Pre-Effective Amendment No. _______          [ ]
                      Post-Effective Amendment No.   1            [x]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940             [ ]
                              Amendment No.   2                   [x]
                        (Check appropriate box or boxes)

                               __________________

                     AAL VARIABLE PRODUCT SERIES FUND, INC.

               (Exact name of registrant as specified in charter)


         4321 NORTH BALLARD ROAD
         APPLETON, WISCONSIN                                    54919-0001
         (Address of Principal Executive Offices)               (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 734-5721


                            WILLIAM R. HEERMAN, ESQ.
                  Senior Vice President and General Counsel of
                         Aid Association for Lutherans
                     AAL VARIABLE PRODUCT SERIES FUND, INC.
                            4321 NORTH BALLARD ROAD
                         APPLETON, WISCONSIN 54919-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                            CONRAD G. GOODKIND, ESQ.
                                Quarles & Brady
                           411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

         Approximate Date of Proposed Public Offerings: As soon as practicable following the effective date of this amendment to the registration statement.

            It is proposed that this filing will become effective
            __X__ immediately upon filing pursuant to paragraph (b)
            _____ on (date) pursuant to paragraph (b)
            _____ 60 days after filing pursuant to paragraph (a)(1)
            _____ on (date) pursuant to paragraph (a)(1)
            _____ 75 days after filing pursuant to paragraph (a)(2) of rule 485.

            If appropriate, check the following:
            _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               __________________

         Registrant has elected to register an indefinite number or amount of its securities of each of its five series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The
Registrant intends to file a Rule 24f-2 Notice by February 29, 1996.
================================================================================

                   THE AAL VARIABLE PRODUCT SERIES FUND, INC.

                             CROSS REFERENCE SHEET


Pursuant to Rule 495 under the Securities Act of 1933 indicating the location in the prospectus of the information called for by the Items of Parts A and B of Form N-1A.

                 Item No.         Caption                                        Location
                 --------         -------                                        --------
                 Part A
                 ------
                 1.               Cover Page                                     Cover Page
                 2.               Synopsis                                       Introduction
                 3.               Condensed Financial Information                Prospectus Supplement dated December 14, 1995
                 4.               General Description of Registrant,             Cover Page; Introduction
                                    Depositor, and Portfolio Companies
                 5.               Management's Discussion of Fund                Performance Information
                                    Performance
                 6.               Capital Stock and Other Securities             Description of Shares
                 7.               Purchase of Securities Being Offered           Purchase and Redemption of Shares
                 8.               Redemption or Repurchase                       Purchase and Redemption of Shares; Other
                                                                                 Investment and Risk Factors Regarding The
                                                                                 Portfolios--Repurchase Agreements and
                                                                                 Borrowing
                 9.               Pending Legal Proceedings                      Not applicable

                 Part B
                 ------
                 10.              Cover Page                                     Cover Page
                 11.              Table of Contents                              Table of Contents
                 12.              General Information and History                Cover Page; Introduction
                 13.              Investment Objectives and Policies             Introduction; Investment Techniques; Options
                                                                                 and Futures; Investment Restrictions
                 14.              Management of the Fund                         Management of the Fund
                 15.              Control Persons and Principal Holders of       Management of the Fund--The Investment
                                    Securities                                   Adviser; Custodian, Transfer Agent and
                                                                                 Independent Auditors for the Fund
                 16.              Investment Advisory and Other Services         Management of the Fund--The Investment Adviser
                 17.              Brokerage Allocation and Other Practices       Portfolio Transactions
                 18.              Capital Stock and Other Securities             Not applicable
                 19.              Purchase, Redemption and Pricing of            Purchases and Redemptions; Pricing
                                    Securities Being Offered                     Considerations
                 20.              Tax Status                                     Dividends and Distributions
                 21.              Underwriters                                   Not applicable
                 22.              Calculation of Performance Data                Calculation of Yield and Total Return
                 23.              Financial Statements                           AAL Variable Product Series Fund, Inc.
                                                                                 Financial Statements; Statement of Additional
                                                                                 Information Supplement dated December 14, 1995


Part C
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

PART A - INFORMATION REQUIRED IN A PROSPECTUS

         In partial response to Part A of Form N-1A, the Registrant hereby incorporates its current Prospectus, dated January 3, 1995, which is included in Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A (Registration No. 33-82056), as filed with the Securities and Exchange Commission on December 22, 1994. In further response to Item 3 and Item 6 of Form N-1A, the Registrant states as follows:


                     AAL VARIABLE PRODUCT SERIES FUND, INC.


SUPPLEMENT DATED DECEMBER 14, 1995 TO THE PROSPECTUS DATED JANUARY 3, 1995 (AS SUPPLEMENTED TO DATE) OF THE AAL VARIABLE PRODUCT SERIES FUND, INC. ("FUND").

         The disclosure on page 4 of the Fund's Prospectus, immediately prior to the section captioned "Investment Objectives and Policies," is supplemented by adding the following:

                              FINANCIAL HIGHLIGHTS

                 The table on the reverse page presents certain information relating to a share of each Portfolio outstanding from the period beginning June 14, 1995 (commencement of operations) and ending October 31, 1995. The Financial Highlights, which have not been audited, should be read in conjunction with the Fund's unaudited financial statements, and notes thereto, which are contained in the Statement of Additional Information, dated January 3, 1995, as supplemented on December 14, 1995. The Statement of Additional Information, as supplemented, may be obtained without charge, as indicated on the cover page of this Prospectus. Additional information about the performance of the Fund and its Portfolios will be included in the Fund's annual report to shareholders, which also will be made available upon request without charge. The performance of the various Portfolios reflected in the Financial Highlights is not necessarily indicative of future results.


               (SEE REVERSE PAGE FOR FINANCIAL HIGHLIGHTS TABLE)





         Page 16 of the Fund's Prospectus is supplemented by adding the following as a third paragraph under the section captioned "Description of Shares."

                 AAL provided the initial capitalization of each Portfolio and, as of November 1, 1995, owned more than 25% of the shares of beneficial interest in each Portfolio. As a result of such ownership, AAL may be deemed to be in control of the Portfolios.



 NOTE:  THIS SUPPLEMENT MUST ACCOMPANY THE DELIVERY OF ALL PROSPECTUSES ON OR
                           AFTER DECEMBER 14, 1995.

                     AAL VARIABLE PRODUCT SERIES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                     FOR THE PERIOD ENDED OCTOBER 31, 1995
                                  (Unaudited)

                The following presents information relating to a share of capital stock of each Portfolio of the AAL Variable Pr Series Fund, Inc. outstanding for the period presented. This information should be read in conjunction with the fina statements and the related notes.

                                                                                                  LARGE         SMALL
                                                 MONEY                                          COMPANY       COMPANY
                                                MARKET           BOND         BALANCED            STOCK         STOCK
                                             PORTFOLIO(A)    PORTFOLIO(A)    PORTFOLIO(A)    PORTFOLIO(A)   PORTFOLIO(A)
                                             ------------    ------------    ------------    ------------   ------------
NET ASSET VALUE: BEGINNING OF PERIOD             $1.00         $10.00           $10.00           $10.00          $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                           0.02           0.24             0.15             0.08            0.05
  Net realized and unrealized gains (losses)
   on investments                                 0.00           0.06             0.52             0.87            0.44
                                                 -----         ------           ------           ------          ------
       TOTAL FROM INVESTMENT OPERATIONS           0.02           0.30             0.67             0.95            0.49
                                                 -----         ------           ------           ------          ------



DISTRIBUTIONS FROM:
  Net investment income                          (0.02)         (0.23)           (0.14)           (0.08)          (0.04)
                                                 -----         ------           ------           ------          ------

       TOTAL DISTRIBUTIONS                       (0.02)         (0.23)           (0.14)           (0.08)          (0.04)
                                                 -----         ------           ------           ------          ------


Net increase (decrease) in net asset value        0.00           0.07             0.53             0.87            0.45

Net asset value:  End of period                  $1.00         $10.07           $10.53           $10.87          $10.45
                                                 =====         ======           ======           ======          ======

Total Return  (b)                                 5.61%          3.08%            6.78%            9.48%           4.95%

Net Assets, End of Period                   $5,516,446     $7,284,735      $21,115,372      $16,727,694     $10,618,444

RATIOS / SUPPLEMENTAL DATA:

Ratio of expenses to average net
 assets (c) (d)                                   0.35%          0.35%            0.35%            0.35%           0.35%
Ratio of net investment income to average
 net assets (c) (d)                               5.30%          6.06%            3.66%            1.96%           1.24%

Portfolio turnover rate                            N/A           7.17%            2.38%            0.29%           2.19%

Average commission rate paid (e)                   N/A            N/A          $0.0400          $0.0400         $0.0400


(a) From commencement of operations on June 14, 1995.

(b) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce th total return for the period shown. The Large Company Stock Portfolio, Small Company Stock Portfolio, Bond Portfolio and the Balanced Portfolio are reported as period-to-date cumulative total returns, while the Money Market Portfolio is reporte on an annualized total return basis.
(c) Calculated on an annualized basis.
(d) Without reimbursements, on an annualized basis the above ratios would have been:

     Ratio of expenses to average net assets            1.39%          1.25%            1.03%            1.09%           1.17%
     Ratio of net investment income to average
     net assets                                         4.24%          5.13%            2.96%            1.20%           0.40%

(e) Amounts shown reflect the average brokerage commission paid on each share of stock traded by the Portfolio during the period presented.



     NOTE: THIS SUPPLEMENT MUST ACCOMPANY THE DELIVERY OF ALL PROSPECTUS ON OR AFTER DECEMBER 14, 1995.

PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

         In partial response to Part B of Form N-1A (Item 10 through Item 23), the Registrant incorporates by reference its current Statement of Additional Information dated January 3, 1995, which is included in Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A (Registration No. 33-82056), as filed with the Securities and Exchange Commission on December 22, 1994. In further response to Item 23 of Form N-1A, the Registrant states as follows:


                    AAL VARIABLE PRODUCT SERIES FUND, INC.


SUPPLEMENT DATED DECEMBER 14, 1995 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 3, 1995 OF THE AAL VARIABLE PRODUCT SERIES FUND, INC. ("FUND").

         The section of the Fund's Statement of Additional Information captioned "AAL Variable Product Series Fund, Inc. Financial Statements" is supplemented to read as follows:

               AAL VARIABLE PRODUCT SERIES FUND, INC. FINANCIAL STATEMENTS

                 The following pages present unaudited financial statements of the Fund as of October 31, 1995 and for the period from June 14, 1995 (commencement of operations) through October 31, 1995. In the opinion of management of the Fund, all adjustments consisting only of normal recurring adjustments which are necessary for a fair presentation of the results of operations for the interim period ended October 31, 1995, are reflected.

                    AAL VARIABLE PRODUCT SERIES FUND, INC.
                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1995
                                 (UNAUDITED)




                                                                                                    LARGE            SMALL
                                                        MONEY                                      COMPANY          COMPANY
                                                       MARKET         BOND         BALANCED          STOCK           STOCK
                                                      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      ---------     ---------      ---------       ---------       ---------
ASSETS
  Investments, at value (Cost: $5,518,759,
   $7,128,368, $20,365,441, $15,973,377
   and $10,644,989 respectively)                    $ 5,518,759    $ 7,180,716    $ 21,134,771    $ 16,785,507    $ 10,730,135
  Dividends and interest receivable                           6        106,131         134,508          21,997           7,750
                                                    -----------    -----------    ------------    ------------    ------------
     TOTAL ASSETS                                   $ 5,518,765    $ 7,286,847    $ 21,269,279    $ 16,807,504    $ 10,737,885
                                                    ===========    ===========    ============    ============    ============

LIABILITIES
  Payable for investments purchased                 $        --    $        --    $    147,800    $     75,118    $    116,450
  Income distributions payable                              828             --              --              --              --
  Investment advisory fee payable                         1,491          2,112           6,107           4,692           2,991
                                                    -----------    -----------    ------------    ------------    ------------
     TOTAL LIABILITIES                                    2,319          2,112         153,907          79,810         119,441
                                                    -----------    -----------    ------------    ------------    ------------

NET ASSETS
  Capital stock - par value                               5,516            720           2,006           1,539           1,016
  Capital stock - additional paid-in capital          5,510,930      7,230,124      20,340,175      15,908,320      10,522,794
  Accumulated undistributed net
   investment income                                         --          3,731           3,442           3,047           3,843
  Accumulated net realized gain (loss)
   on investments                                            --         (2,187)            419           2,658           5,645
  Net unrealized appreciation
   on investments                                            --         52,347         769,330         812,130          85,146
                                                    -----------    -----------    ------------    ------------    ------------
     TOTAL NET ASSETS                                 5,516,446      7,284,735      21,115,372      16,727,694      10,618,444
                                                    -----------    -----------    ------------    ------------    ------------
     TOTAL LIABILITIES AND NET ASSETS               $ 5,518,765    $ 7,286,847    $ 21,269,279    $ 16,807,504    $ 10,737,885
                                                    ===========    ===========    ============    ============    ============


CAPITAL SHARES OUTSTANDING
  (2 BILLION SHARES AUTHORIZED)                       5,516,446        723,610       2,006,121       1,538,628       1,015,637
                                                    ===========    ===========    ============    ============    ============

NET ASSET VALUE PER SHARE                           $      1.00    $     10.07    $      10.53    $      10.87    $      10.45
                                                    ===========    ===========    ============    ============    ============



See accompanying notes.

                    AAL VARIABLE PRODUCT SERIES FUND, INC.
                           STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED OCTOBER 31, 1995
                                 (UNAUDITED)

                                                                                               LARGE           SMALL
                                                 MONEY                                        COMPANY         COMPANY
                                                 MARKET            BOND        BALANCED        STOCK           STOCK
                                              PORTFOLIO(1)     PORTFOLIO(1)  PORTFOLIO(1)   PORTFOLIO(1)    PORTFOLIO(1)
                                              ------------     ------------  ------------   ------------    ------------
INVESTMENT INCOME
  Dividends                                  $    --           $     --     $   76,835       $   94,655     $   38,732
  Interest                                      87,153            155,436      185,987           11,546          8,637
                                             ---------         ----------   ----------       ----------     ----------

    TOTAL INVESTMENT INCOME                     87,153            155,436      262,822          106,201         47,369
                                             ---------         ----------   ----------       ----------     ----------

EXPENSES
  Investment Advisory fees                       5,139              7,888       21,413           15,218          9,909
  Audit fees                                     7,961              9,730        9,730            8,403          8,403
  Custody fees                                     255                346        3,065            3,150          1,639
  Legal fees                                     1,280              2,016        5,455            3,844          2,503
  Printing and postage expense                   2,691              3,919       10,499            7,312          4,826
  Pricing of investments                         1,360              2,141        5,794            4,083          2,659
  Director fees                                  2,545              4,007       10,843            7,641          4,976
  Director and Officer Insurance fees              218                343          928              654            426
  Registration fees                                 25                 25           25               25             25
  Other fees - DTC fees                             50                 50           50               50             50
                                             ---------         ----------   ----------       ----------     ----------

    TOTAL EXPENSES                              21,524             30,465       67,802           50,380         35,416
                                             ---------         ----------   ----------       ----------     ----------
    Less reimbursement from Adviser
      (See Note 3.)                            (16,385)           (22,577)     (46,389)         (35,162)       (25,507)
                                             ---------         ----------   ----------       ----------     ----------
    TOTAL NET EXPENSES                           5,139              7,888       21,413           15,218          9,909
                                             ---------         ----------   ----------       ----------     ----------

NET INVESTMENT INCOME                           82,014            147,548      241,409           90,983         37,460
                                             ---------         ----------   ----------       ----------     ----------


REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains on investments               --               (2,187)         419            2,658          5,645
  Change in net unrealized appreciation
  (depreciation) on investments.                  --               52,347      769,330          812,130         85,146
                                             ---------         ----------   ----------       ----------     ----------

NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS                           --               50,160      769,749          814,788         90,791
                                             ---------         ----------   ----------       ----------     ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $  82,014         $  197,708   $1,011,158       $  905,771     $  128,251
                                             =========         ==========   ==========       ==========     ==========


(1)From commencement of operations on June 14, 1995.

See accompanying notes.

                    AAL VARIABLE PRODUCT SERIES FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED OCTOBER 31, 1995
                                 (UNAUDITED)



                                                                                           LARGE          SMALL
                                            MONEY                                         COMPANY        COMPANY
                                            MARKET         BOND          BALANCED          STOCK          STOCK
                                         PORTFOLIO(1)    PORTFOLIO(1)    PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)
                                         ------------  --------------  --------------  --------------  -------------
OPERATIONS
 Net investment income                  $    82,014    $   147,548     $   241,409     $      90,983   $    37,460
 Net realized gains on investments               --         (2,187)            419             2,658         5,645
 Change in net unrealized appreciation
  on investments                                 --         52,347         769,330           812,130        85,146
                                        -----------    -----------     -----------     -------------   -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             82,014        197,708       1,011,158           905,771       126,251
                                        -----------    -----------     -----------     -------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income       (82,014)      (143,817)       (237,967)          (87,937)      (33,616)
                                        -----------    -----------     -----------     -------------   -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (82,014)      (143,817)       (237,967)          (87,937)      (33,616)
                                        -----------    -----------     -----------     -------------   -----------
CAPITAL SHARE TRANSACTIONS
 Purchases of capital shares             12,497,981      7,321,178      20,371,997        16,099,274    10,581,808
 Income dividends reinvested                 39,200         27,315          56,717            30,937        10,617
 Redemptions of capital shares           (7,020,735)      (117,649)        (86,533)         (220,351)      (68,616)
                                        -----------    -----------     -----------     -------------   -----------
NET INCREASE IN NET ASSETS FROM
 CAPITAL SHARE TRANSACTIONS               5,516,446      7,230,844      20,342,181        15,909,860    10,523,809
                                        -----------    -----------     -----------     -------------   -----------
NET INCREASE IN NET ASSETS                5,516,446      7,284,735      21,115,372        16,727,694    10,618,444

NET ASSETS BEGINNING OF PERIOD                   --             --              --                --            --
                                        -----------    -----------     -----------     -------------   -----------
NET ASSETS END OF PERIOD                $ 5,516,446    $ 7,284,735     $21,115,372     $  16,727,694   $10,618,444
                                        ===========    ===========     ===========     =============   ===========
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME AT
 DECEMBER 31, 1995                      $        --    $     3,731     $     3,442     $       3,047   $     3,843
                                        ===========    ===========     ===========     =============   ===========



(1) From commencement of operations on June 14, 1995.

See accompanying notes.

                     AAL VARIABLE PRODUCT SERIES FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995


1.   DESCRIPTION OF FUND
     The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland, as a registered, diversified, open-end investment company. The Fund presently consists of five separate investment portfolios (known as the Large Company Stock, the Small Company Stock, the Bond, the Balanced, and the Money Market Portfolios, collectively, the "Portfolios"). Shares of the Fund are currently sold only to the AAL Variable Annuity Account I (the "Variable Account") to fund benefits under certificates of membership and flexible premium deferred variable annuities issued by Aid Association for Lutherans ("AAL"). The Fund commenced operations on June 14, 1995.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Valuation of Investments
          Securities traded on national securities exchanges and NASDAQ are valued at the last reported sales price. Fixed income securities are valued at market using quotations provided by an independent pricing service. The Money Market Portfolio, and other Portfolios which hold money market instruments with a remaining maturity of 60 days or less, value those instruments on the basis of their amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Directors.

    (b)   Federal Income Taxes
          No provision for federal income taxes is considered necessary because each Portfolio qualifies as a "regulated investment company" under the Internal Revenue Code (the "Code") and intends to distribute to shareholders annually, as dividends, substantially all the net investment income and net realized capital gains, if any, of each Portfolio.

    (c)   Distributions to Shareholders
          All of the Portfolios intend to distribute all their net investment income and net realized long- term capital gains, if any. The Large and Small Company Stock, Bond and Balanced Portfolios expect to pay any income dividends monthly. The Money Market Portfolio declares a daily dividend equal to its investment income for that day, payable monthly. All of the Portfolios expect to distribute net long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date.

    (d)   Other
          Investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

                     AAL VARIABLE PRODUCT SERIES FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995


3.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH RELATED PARTIES

    The Fund has entered into an Investment Advisory Agreement with AAL relating to the management of the portfolios and the investment of their assets. Pursuant to this Agreement, the Fund pays AAL an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to an annual rate of .35% of the average daily net assets of each Portfolio up to $250,000,000 and .30% of the average daily net assets of each Portfolio in excess of that amount. In addition, AAL has agreed to either pay on behalf of the Fund or reimburse the Fund for substantially all of it's operating expenses, other than the aforementioned investment advisory fees, brokerage commissions, and certain extraordinary items such as litigation expenses or income tax liabilities. AAL may withdraw this reimbursement agreement on 30 days' written notice to the Fund.

    The Investment Advisory Agreement anticipates that AAL will provide certain administrative and accounting services to the Fund, or that AAL will arrange for such services to be provided by a third party. AAL has entered into an Administrative Services Agreement with AAL Capital Management Corporation ("CMC"), an affiliate of AAL, pursuant to which CMC agrees to provide these administrative and accounting services on behalf of the Fund. Fees which CMC is entitled to receive for providing such services under the terms of the Administrative Services Agreement are paid by AAL out of the advisory fees it receives from the Fund, and therefore do not result in any additional expense to the Fund.


    Certain officers and directors of the Fund are also officers of AAL and CMC. For the period ended October 31, 1995, directors of the Fund not affiliated with AAL or CMC received directors fees and expenses totaling $30,012. No remuneration has been paid by the Fund to any of the officers or directors of the Fund affiliated with AAL or CMC. At October 31, 1995, all of the shares of each Portfolio are owned by AAL and the Variable Account I.



4.  CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue up to 2 billion shares of common stock with par value of one-tenth cent ($0.001) per share. Capital share activity for the period from June 14, 1995 to October 31, 1995, was as follows:


                                           MONEY                                   LARGE CO      SMALL CO
                                          MARKET         BOND        BALANCED       STOCK         STOCK
                                          PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         -------------------------------------------------------------------
SHARES OUTSTANDING
  AT JUNE 14, 1995 .......                        0             0             0             0             0

  Shares issued .........                12,497,981       732,438     2,008,420     1,555,628     1,020,638

  Shares issued in distributions ......      39,200         2,740         5,426         2,870         1,019

  Shares redeemed ......                 (7,020,735)      (11,568)       (7,725)      (19,870)       (6,020)

SHARES OUTSTANDING                       ------------------------------------------------------------------
  AT OCTOBER 31, 1995 ...                 5,516,446       723,610     2,006,121     1,538,628     1,015,637
                                         ==================================================================

                     AAL VARIABLE PRODUCT SERIES FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995




5.  INVESTMENT TRANSACTIONS

    From the commencement of operations on June 14, 1995, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) were as follows:


                      PORTFOLIO                                    PURCHASES       SALES
              ------------------------                           -------------   ---------
              Bond                                               $ 7,258,564     $ 349,374
              Balanced                                            18,286,720       296,935
              Large Company Stock                                 15,515,903        28,919
              Small Company Stock                                 10,404,014       141,033




    At October 31, 1995, net unrealized appreciation (depreciation) on investments by portfolio was composed of:

                                                                                                       NET
                                                                                                    UNREALIZED
                                           COST                 GROSS UNREALIZED                   APPR. (DEPR.)
  PORTFOLIO                                BASIS        APPRECIATION       DEPRECIATION             INVESTMENTS
--------------                          ------------------------------------------------------------------------
Bond                                     $ 7,128,368      $  56,626         $     (4,279)          $   52,347
Balanced                                  20,365,441      1,003,430             (234,100)             769,330
Large Company Stock                       15,973,377      1,151,148             (339,018)             812,130
Small Company Stock                       10,644,989        680,561             (595,415)              85,146

                           THE MONEY MARKET PORTFOLIO

The Fund Seeks:  To provide maximum current income to the extent consistent with liquidity and a stable net asset value of $1.00 per share.
The Fund Is:     A diversified portfolio of high-quality, short-term money
                 market instuments.

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                  Quality Ratings                    Percent of Portfolio
                  ---------------                    --------------------
                   First Tier                            100 %
                  Secound Tier                             0 %
                  Average Maturity                      20 days

    PRINCIPAL                                        INTEREST   MATURITY      MARKET
     AMOUNT       COMMERCIAL PAPER (100.0%)           RATE *      DATE        VALUE
--------------------------------------------------------------------------------------
       $108,000   Coca Cola                             5.750 % 11/15/95 $     187,580
        200,000   First Boston                          5.710   11/09/95       199,746
        250,000   Merrill Lynch                         5.750   11/16/95       249,401
        200,000   IBM Corporation                       5.700   11/02/95       199,968
        228,000   Xerox Corporation                     5.700   11/02/95       227,964
        200,000   E.I. DuPont                           5.720   11/07/95       199,809
        200,000   General Electric                      5.700   12/29/95       198,163
        240,000   Alabama Power                         5.740   11/03/95       239,923
        200,000   Massachusetts Electric                5.740   11/08/95       199,777
        196,000   MDU Resourses Group                   5.800   11/06/95       195,842
        200,000   Cargill, Inc.                         5.680   11/10/95       199,716
         49,000   H.J. Heinz                            5.700   11/16/95        48,883
        210,000   American Express                      5.650   12/21/95       208,352
        250,000   Associates of N.A.                    5.660   12/06/95       248,624
        200,000   Beneficial Corporation                5.700   01/10/95       197,783
        179,000   Countrywide Funding                   5.810   11/01/95       179,000
        200,000   Household Finance                     5.710   01/24/96       197,335
        210,000   Nordstrom Credit Inc.                 5.690   12/14/95       208,572
        250,000   Echlin Corporation                    5.720   11/09/95       249,682
        130,000   Ford Motor Credit Corporation         5.700   11/03/95       129,958
        104,000   Ford Motor Credit Corporation         5.710   11/01/95       104,000
        245,000   General Motors Acceptance Corporation 5.730   11/22/95       244,181
        200,000   J.C. Penney Funding Corporation       5.710   11/21/95       199,366
        175,000   Sears Roebuck Acceptance Corporation  5.700   11/07/95       174,834
        235,000   American Telephone & Telegraph        5.720   11/09/95       234,701
        200,000   GTE- California                       5.710   11/09/95       199,746
        250,000   Southwestern Bell                     5.650   11/28/95       248,941
        147,000   U.W. West Communications              5.700   11/13/95       146,720

                  TOTAL COMMERCIAL PAPER                                     5,518,573

                  OTHER SHORT-TERM INVESTMENTS (0.0%)
--------------------------------------------------------------------------------------
            187   Harris Insight Gov't Assets Fund                                 186
                                                                         -------------
                  TOTAL INVESTMENTS (100%) (amortized cost $5,518,759)   $   5,518,759
                                                                         =============

                            See accompanying notes.

                              THE BOND PORTFOLIO

THE FUND SEEKS:    To achieve investment results that approximate the total
                   return of the Lehman Brothers Aggregate Bond Index.

THE FUND IS:       A diversified portfolio consisting of a representative sample of fixed income and mortgage-backed securities included in the Lehman Brothers Aggregate Bond Index.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

PRINCIPAL                                                                        INTEREST           MATURITY              MARKET
 AMOUNT     LONG-TERM OBLIGATIONS (96.9%)                                         RATE               DATE             $   VALUE
---------------------------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS (33.0%)
 175,000      Private Export Funding                                              6.240           05/15/02                175,458
 199,014      Federal Home Loan Mortgage Corporation Gold Balloon                 7.000           06/01/02                201,438
 239,134      Federal Home Loan Mortgage Corporation Gold Guaranteed              6.500           04/01/24                232,407
 253,994      Federal Home Loan Mortgage Corporation Gold PC-30Yr                 7.500           08/01/25                257,009
 239,683      Federal National Mortgage Association Conventional                 10.500           08/01/20                264,026
 231,073      Federal National Mortgage Association Conventional                  9.000           02/01/25                241,544
 250,000      Federal National Mortgage Association Medium Term                   5.200           04/30/98                245,760
 247,604      Government National Mortgage Association 30 Year                    7.500           03/15/23                251,084
 246,403      Government National Mortgage Association Single Family              8.000           06/15/25                253,795
 251,010      Government National Mortgage Association Single Family              6.500           03/01/09                250,459
                                                                                                                       ----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                    2,372,980
                                                                                                                       ----------
            U.S. GOVERNMENT OBLIGATIONS (45.9%)
 250,000      U.S. Treasury Note                                                  7.500           01/31/97                255,625
 250,000      U.S. Treasury Note                                                  7.250           02/15/98                258,359
 250,000      U.S. Treasury Note                                                  6.125           05/31/97                251,719
 135,000      U.S. Treasury Bond                                                  6.250           08/15/23                132,047
 250,000      U.S. Treasury Bond                                                  9.875           11/15/15                348,046
 300,000      U.S. Treasury Note                                                  6.875           07/31/99                310,875
 250,000      U.S. Treasury Note                                                 10.375           11/15/12                335,781
 250,000      U.S. Treasury Note                                                  7.125           02/15/23                272,500
 250,000      U.S. Treasury Note                                                  6.375           01/15/99                254,688
 140,000      U.S. Treasury Note                                                  5.875           06/30/00                140,350
  75,000      U.S. Treasury Note                                                  8.125           08/15/19                 90,257
 255,000      U.S. Treasury Note                                                  5.500           09/30/97                254,601
 125,000      U.S. Treasury Note                                                  6.250           02/15/03                127,188
 250,000      U.S. Treasury Note                                                  7.500           10/31/99                265,078
                                                                                                                       ----------
            TOTAL U.S. GOVERNMENT OBLIGATIONS                                                                           3,297,114
                                                                                                                       ----------

            ASSET BACKED SECURITIES (3.4%)
 250,000      Nations Bank Credit Card Trust                                      6.000           12/15/05                244,677
                                                                                                                       ----------
            CORPORATE OBLIGATIONS (11.8%)
 170,000      Pepsico Company                                                     7.000           11/15/96                172,065
 225,000      Abbott Laboratories                                                 6.800           05/15/05                232,252
 200,000      Baltimore Gas & Electric Company                                    7.500           01/15/07                212,579
 200,000      General Motors Acceptance Corporation                               9.625           12/15/01                228,723
                                                                                                                       ----------
            TOTAL CORPORATE OBLIGATIONS                                                                                   845,619
                                                                                                                       ----------

                                                                                     INTEREST           MATURITY           MARKET
            LONG-TERM OBLIGATIONS-CONTINUED                                            RATE               DATE         $    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            CANADIAN GOVERNMENT (2.8%)
 200,000      Ontario Canada.                                                       6.125           06/28/00                200,020
                                                                                                                       ------------
            TOTAL LONG-TERM OBLIGATIONS (COST BASIS $6,908,063)                                                           6,960,410
                                                                                                                       ------------

            SHORT-TERM NOTES (3.1%)
  10,339      Harris Insight Gov't Assets Fund                                                                               10,339
 210,000      Merrill Lynch                                                         5.760           11/02/95                209,966
                                                                                                                       ------------
            TOTAL SHORT TERM OBLIGATIONS (COST BASIS $220,306)                                                              220,306
                                                                                                                       ------------

            TOTAL INVESTMENTS (100%) (COST BASIS $7,128,368)                                                           $  7,180,716
                                                                                                                       ============

                             See accompanying notes

October 31, 1995
                             THE BALANCED PORTFOLIO

The Fund Seeks:   To achieve investment results that reflect investment in
                  common stocks, bonds and money market instruments, each of which will be selected consistent with the investment policies of the AAL Variable Product Large Company Stock
                  Portfolio, Bond Portfolio, and Money Market Portfolio, respectively.

The Fund Is:      A diversified portfolio invested in three asset classes.
                  Common stocks, including the securities in which the AAL
                  Variable Product Large Company Stock Portfolio may invest. Bonds and other debt securities with maturities generally exceeding one year, including securities in which the AAL Variable Product Bond Portfolio may invest. Money market instruments and other debt securities with maturities generally not exceeding 397 days, including securities in which the AAL Variable Product Money Market Portfolio may invest.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                       MARKET
  SHARES         COMMON STOCKS (53.3%)                                                                  VALUE
-------------------------------------------------------------------------------------------------------------
                 AEROSPACE  (1.2%)
    900          Boeing Company                                                                   $    59,063
    200          General Dynamics Corporation                                                          11,075
    100          Goodrich (B.F.) Company                                                                6,588
    500          Lockheed Martin Corporation                                                           34,063
    400          Loral Corporation                                                                     11,850
    300          McDonnell Douglas Corporation                                                         24,525
    100          Northrop Grumman Corporation                                                           5,725
    600          Raytheon Company                                                                      26,175
    600          Rockwell International Corporation                                                    26,700
    200          TRW Inc.                                                                              13,150
    200          Textron, Inc.                                                                         13,750
    300          United Technologies Corporation                                                       26,624
                                                                                                  -----------
                                                                                                      259,288
                                                                                                  -----------

                 AIR TRANSPORTATION  (0.2%)
    200          AMR Corporation*                                                                      13,200
    100          Delta Air Lines, Inc.                                                                  6,563
    200          Federal Express Corporation*                                                          16,425
    500          Southwest Airlines Co.                                                                10,000
    100          USAir Group, Inc.*                                                                     1,362
                                                                                                  -----------
                                                                                                       47,550
                                                                                                  -----------
                 APPAREL  (0.3%)
    100          Brown Group, Inc.                                                                      1,375
    100          Fruit of the Loom, Incorporated*                                                       1,738
    200          Liz Claiborne, Inc.                                                                    5,675
    400          Nike, Inc.                                                                            22,700
    200          Reebok International Incorporated                                                      6,800
    100          Russell Corporation                                                                    2,475
    100          Springs Industries, Inc.                                                               4,288
    100          Stride Rite Corporation                                                                1,125
    200          V F Corporation                                                                        9,574
                                                                                                  -----------
                                                                                                       55,750
                                                                                                  -----------
                 BANKING (3.3%)
  1,000          Banc One Corporation                                                                  33,750
    300          Bank of Boston Corporation                                                            13,350
    500          Bank of New York Company Inc.                                                         21,000
  1,000          BankAmerica Corporation                                                               57,500
    200          Bankers Trust New York Corporation                                                    12,750

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                    MARKET
 SHARES           COMMON STOCKS--CONTINUED                                                          VALUE
-------------------------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
    300          Barnett Banks, Inc.                                                               $   16,575
    300          Boatmen's Bancshares, Inc.                                                            11,400
    500          Chase Manhattan Corporation                                                           28,500
    700          Chemical Banking Corporation                                                          39,813
  1,000          Citicorp                                                                              64,875
    300          Corestates Financial Corporation                                                      10,913
    200          First Chicago Corp                                                                    13,575
    200          First Fidelity Bancorporation                                                         13,075
    200          First Interstate Bankcorp                                                             25,800
    500          First Union Corporation                                                               24,813
    400          Fleet Financial Group, Inc.                                                           15,500
    700          Keycorp                                                                               23,625
    500          J.P. Morgan & Co.                                                                     38,563
    400          Mellon Bank Corporation                                                               20,050
    400          NBD Bancorp, Inc.                                                                     15,200
    400          National City Corporation                                                             12,350
    700          Nationsbank Corporation                                                               46,025
    800          Norwest Corporation                                                                   23,600
    600          PNC Bank Corporation                                                                  15,750
    200          Republic N.Y. Corporation                                                             11,725
    300          Shawmut National Corporation                                                          10,163
    300          Suntrust Banks, Inc.                                                                  19,350
    200          U S Bancorp                                                                            5,925
    400          Wachovia Corporation                                                                  17,649
    200          Wells Fargo & Company                                                                 42,024
                                                                                                   ----------
                                                                                                      705,188
                                                                                                   ----------
                 BUSINESS MACHINES (3.0%)
    300          Amdahl Corporation*                                                                    2,775
    300          Apple Computer, Inc.                                                                  10,894
    100          Autodesk, Inc.                                                                         3,400
    200          Cabletron Systems, Inc.                                                               15,725
    100          Ceridian Corporation*                                                                  4,350
    700          Cisco Systems, Inc.*                                                                  54,250
    700          Compaq Computers, Inc.                                                                39,025
    100          Cray Research, Inc.*                                                                   2,075
    100          Data General Corporation*                                                              1,150
    400          Digital Equipment Corporation*                                                        21,650
    300          Honeywell, Inc.                                                                       12,600
  1,500          International Business Machines Corporation                                          145,875
    100          Intergraph Corporation*                                                                1,213
  1,600          Microsoft Corporation*                                                               160,000
    900          Novell, Inc.*                                                                         14,850
  1,100          Oracle Systems Corporation*                                                           47,988
    400          Pitney-Bowes, Inc.                                                                    17,450
    400          Silicon Graphics, Inc.                                                                13,300
    300          Sun Microsystems, Inc.*                                                               23,400
    300          Tandem Computers, Inc.*                                                                3,375
    400          Unisys Corporation*                                                                    2,250

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                     MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                            VALUE
-------------------------------------------------------------------------------------------------------------
                 BUSINESS MACHINES--CONTINUED
    300          Xerox Corporation                                                                 $   38,924
                                                                                                   ----------
                                                                                                      636,519
                                                                                                   ----------

                 BUSINESS SERVICES (1.2%)
    400          Automatic Data Processing, Inc.                                                       28,600
    300          Block (H.R.), Inc.                                                                    12,375
    500          Browning-Ferris Industries, Inc.                                                      14,563
    600          Computer Associates International, Inc.                                               33,000
    200          Computer Sciences Corporation*                                                        13,375
    200          Deluxe Corporation                                                                     5,375
    200          Dial Corporation                                                                       4,875
    100          Ecolab, Inc.                                                                           2,900
    400          First Data Corporation                                                                26,450
    200          Interpublic Group of Companies, Inc.                                                   7,750
    100          John H. Harland Company                                                                2,075
    700          Laidlaw, Inc.                                                                          6,300
    200          Moore Corporation Limited                                                              3,825
    100          National Service Industries                                                            2,975
    100          Ogden Corporation                                                                      2,275
    100          Pittston Company                                                                       2,750
    100          Safety Kleen Corporation                                                               1,538
    100          Shared Medical Systems Corporation                                                     3,863
    500          The Dun & Bradstreet Corporation                                                      29,875
  1,400          Wmx Technologies, Inc.                                                                39,374
                                                                                                   ----------
                                                                                                      244,113
                                                                                                   ----------
                 CHEMICALS (1.8%)
    300          Air Products & Chemicals, Inc.                                                        15,488
  1,500          E.I. Du Pont De Nemours and Company                                                   93,563
    200          Eastman Chemical Company                                                              11,900
    200          Great Lakes Chemical Corporation                                                      13,425
    300          Hercules, Inc.                                                                        16,013
  1,100          Minnesota Mining & Manufacturing                                                      62,563
    300          Monsanto Company                                                                      31,425
    400          Morton International, Inc.                                                            12,200
    100          Nalco Chemical Company                                                                 3,000
    500          PPG Industries, Inc.                                                                  21,250
    300          Praxair, Inc.                                                                          8,100
    200          Rohm & Haas Company                                                                   11,050
    100          Sigma-Aldrich Corporation                                                              4,750
    700          The Dow Chemical Company                                                              48,037
    300          Union Carbide Corporation                                                             11,362
    300          W.R. Grace & Company                                                                  16,724
                                                                                                   ----------
                                                                                                      380,850
                                                                                                   ----------
                 CONSUMER DURABLES  (0.2%)
    100          Bassett Furniture Industries, Inc.                                                     2,013
    200          Black & Decker Corporation                                                             6,775
    200          Maytag Corporation                                                                     3,800
    400          Newell Company                                                                         9,650


                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF October 31, 1995
                                                                                                     MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                            VALUE
-------------------------------------------------------------------------------------------------------------
                 CONSUMER DURABLES--CONTINUED
    100          Outboard Marine Corporation                                                       $    2,075
    200          Whirlpool Corporation                                                                 10,600
                                                                                                   ----------
                                                                                                       34,913
                                                                                                   ----------

                 CONSTRUCTION (0.3%)
    100          Armstrong World Industries, Inc.                                                       5,938
    100          Centex Corporation                                                                     3,275
    100          Crane Company                                                                          3,538
    200          Fluor Corporation                                                                     11,300
    100          Kaufman & Broad Home Corporation                                                       1,163
    400          Masco Corporation                                                                     11,250
    100          Morrison Knudsen Corporation*                                                            650
    100          Owens-Corning Fiberglass Corporation*                                                  4,238
    100          Pulte Corporation                                                                      3,162
    300          Sherwin-Williams Company                                                              11,287
    100          Stanley Works                                                                          4,774
                                                                                                   ----------
                                                                                                       60,575
                                                                                                   ----------
                 CONTAINERS (0.1%)
    100          Ball Corporation                                                                       2,763
    100          Bemis Company, Inc.                                                                    2,600
    200          Crown Cork & Seal Company, Inc.*                                                       6,975
    200          Stone Container Corporation*                                                           3,300
                                                                                                   ----------
                                                                                                       15,638
                                                                                                   ----------
                 COSMETIC (1.3%)
    100          Alberto-Culver Company                                                                 3,138
    200          Avon Products, Inc.                                                                   14,225
    200          Clorox Company                                                                        14,350
    400          Colgate-Palmolive Company                                                             27,700
  1,200          Gillette Company                                                                      58,050
    300          International Flavors and Frangrances, Inc.                                           14,475
  1,800          Procter & Gamble Company                                                             145,800
                                                                                                   ----------
                                                                                                      277,738
                                                                                                   ----------
                 DRUGS (5.4%)
  2,100          Abbott Laboratories                                                                   83,475
    100          Allergan, Inc.                                                                         2,938
    200          Alza Corporation Cl.*                                                                  4,400
    900          American Home Products Corporation                                                    79,763
    700          Amgen, Inc.*                                                                          33,600
    100          Bard (C.R.), Inc.                                                                      2,825
    100          Bausch & Lomb, Inc.                                                                    3,463
    700          Baxter International, Inc.                                                            27,038
    200          Becton, Dickinson and Company                                                         13,000
    200          Beverly Enterprises, Inc.*                                                             2,350
    300          Biomet, Inc.*                                                                          4,988
    400          Boston Scientific Corporation*                                                        16,850
  1,400          Bristol-Myers Squibb Company                                                         106,750
  1,200          Columbia/HCA Healthcare Corporation                                                   58,950
    100          Community Psychiatric Centers*                                                         1,088


                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                     MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                            VALUE
-------------------------------------------------------------------------------------------------------------
                 DRUGS--CONTINUED
    700          Eli Lilly & Company                                                               $   67,638
  1,700          Johnson & Johnson                                                                    138,550
    200          Mallinckrodt Group, Inc.                                                               6,950
    100          Manor Care, Inc.                                                                       3,275
    600          Medtronic, Inc.                                                                       34,650
  3,300          Merck & Company, Inc.                                                                189,750
  1,700          Pfizer Inc.                                                                           97,537
  1,000          Schering-Plough                                                                       53,624
    100          St. Jude Medical, Inc.*                                                                5,324
    500          Tenet Healthcare Corporation                                                           8,937
    400          U S Health Care Inc.                                                                  15,400
    100          U S Surgical Corporation                                                               2,450
    500          United Healthcare Corporation*                                                        26,562
    400          Upjohn Company                                                                        20,300
    400          Warner-Lambert Company                                                                34,050
                                                                                                   ----------
                                                                                                    1,146,475
                                                                                                   ----------
                 ELECTRONICS (2.8%)
    528          AMP, Inc                                                                              20,724
    200          Advanced Micro Devices, Inc.*                                                          4,775
    100          Andrew Corporation*                                                                    4,225
    500          Applied Materials Inc.*                                                               25,063
    100          EG&G, Inc.                                                                             1,863
    100          General Signal Corporation                                                             3,188
    100          Harris Corporation                                                                     5,813
  1,400          Hewlett-Packard Company                                                              129,675
  2,200          Intel Corporation                                                                    153,725
    600          Micron Technology, Inc.                                                               42,375
  1,600          Motorola, Inc.                                                                       105,000
    300          National Semiconductor Corporation*                                                    7,313
    600          Northern Telecom Limited                                                              21,600
    100          Perkin Elmer Corporation                                                               3,513
    200          Scientific-Atlanta, Inc.                                                               2,475
    100          Tektronix, Inc.                                                                        5,925
    100          Teledyne, Inc.                                                                         2,487
    500          Texas Instruments, Inc.                                                               34,124
    100          Thomas & Betts Corporation                                                             6,462
    100          Zenith Electronics Corporation*                                                          837
                                                                                                   ----------
                                                                                                      581,162
                                                                                                   ----------
                 ENERGY - RAW MATERIALS (0.5%)
    300          Baker Hughes, Inc.                                                                     5,888
    300          Burlington Resources, Inc.                                                            10,800
    400          Dresser Industries, Inc.                                                               8,300
    100          Eastern Enterprises                                                                    3,988
    300          Halliburton Company                                                                   12,450
    100          Helmerich & Payne, Inc.                                                                2,588
    100          Louisiana Land and Explorations Company                                                3,538
    100          McDermott International, Inc.                                                          1,587
    100          NACCO Industries                                                                       5,724

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                     MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                            VALUE
-------------------------------------------------------------------------------------------------------------
                 ENERGY - RAW MATERIALS--CONTINUED
    800          Occidental Petroleum Corporation                                                  $   17,200
    600          Schlumberger, Ltd                                                                     37,350
                                                                                                   ----------
                                                                                                      108,413
                                                                                                   ----------
                 EQUITIES- OTHER (0.0%)
      1          Teledyne Peferred                                                                         14
      4          Transport Holdings, Inc.                                                                 157
                                                                                                   ----------
                                                                                                          171
                                                                                                   ----------
                 FINANCIAL SERVICES (0.1%)
    400          First Bank System, Inc.                                                               19,900
                                                                                                   ----------
                 FOOD & AGRICULTURE (3.4%)
  1,350          Archer-Daniels-Midland Company                                                        21,769
    400          CPC International, Inc.                                                               26,550
    700          Campbell Soup Company                                                                 36,663
  3,300          Coca-Cola Company                                                                    237,188
    600          ConAgra, Inc.                                                                         23,175
    100          Fleming Companies, Inc.                                                                2,263
    400          General Mills, Inc.                                                                   22,950
    600          H.J. Heinz Company                                                                    27,900
    200          Hershey Foods Corporation                                                             11,950
    600          Kellogg Company                                                                       43,350
  2,100          PepsiCo, Inc.                                                                        110,775
    200          Pioneer Hi-Bred International, Inc.                                                    9,925
    300          Quaker Oats Company                                                                   10,237
    300          Ralston Purina Corporation                                                            17,812
  1,200          Sara Lee Corporation                                                                  35,250
    100          Supervalu, Inc.                                                                        3,074
    400          Sysco Corporation                                                                     12,150
    400          Unilever N.V.                                                                         52,400
    200          Whitman Corporation                                                                    4,250
    300          Wrigley (Wm) Jr Company                                                               13,950
                                                                                                   ----------
                                                                                                      723,581
                                                                                                   ----------
                 FOREST PRODUCTS (1.0%)
    200          Alco Standard Corporation                                                             17,700
    100          Boise Cascade Corporation                                                              3,625
    300          Champion International Corp                                                           16,050
    100          Federal Paper Board Company, Inc.                                                      4,200
    300          Georgia-Pacific Corporation                                                           24,750
    600          International Paper Company                                                           22,200
    200          James River Corp. of Virginia                                                          6,425
    400          Kimberly-Clark Corporation                                                            29,050
    200          Louisiana-Pacific Corporation                                                          4,775
    100          Mead Corporation                                                                       5,763
    100          Potlatch Corporation                                                                   4,213
    400          Scott Paper Company                                                                   21,300
    100          Temple-Inland, Inc.                                                                    4,550
    200          Union Camp Corporation                                                                10,175
    300          Westvaco Corporation                                                                   8,325

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                     MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                             VALUE
-------------------------------------------------------------------------------------------------------------
                 FOREST PRODUCTS--CONTINUED
    500          Weyerhaeuser Company                                                              $   22,062
    200          Willamette Industries                                                                 11,600
                                                                                                   ----------
                                                                                                      216,763
                                                                                                   ----------

                 GOLD (0.2%)
    900          Barrick Gold Corporation                                                              20,813
    300          Homestake Mining Company                                                               4,613
    200          Newmont Mining Corporation                                                             7,550
    600          Placer dome, Inc.                                                                     13,125
    300          Santa Fe Pacific Gold Corporation                                                      2,962
                                                                                                   ----------
                                                                                                       49,063
                                                                                                   ----------

                 INSURANCE (1.7%)
    300          Aetna Life & Casualty Company                                                         21,113
    100          Alexander & Alexander Services, Inc.                                                   2,238
  1,148          Allstate Corporation                                                                  42,189
    500          American General Corporation                                                          16,438
  1,300          American Int'l Group, Inc.                                                           109,688
    200          Chubb Corporation                                                                     17,975
    200          Cigna Corporation                                                                     19,825
    200          General Re Corporation                                                                28,975
    100          Jefferson-Pilot Corporation                                                            6,600
    300          Lincoln National Corporation                                                          13,388
    200          Marsh & McLennan Companies, Inc.                                                      16,375
    200          Providian Corporation                                                                  7,850
    200          Safeco Corporation                                                                    12,837
    200          St. Paul Companies, Inc.                                                              10,150
    200          Torchmark Corporation                                                                  8,300
    200          Transamerica Corporation                                                              13,550
    200          USF&G Corporation                                                                      3,350
    150          U S Life Corporation                                                                   4,274
    200          Unum Corporation                                                                      10,524
                                                                                                   ----------
                                                                                                      365,639
                                                                                                   ----------
                 LIQUOR (0.4%)
    700          Anheuser-Busch Companies, Inc.                                                        46,200
    200          Brown-Foreman Corporation                                                              7,625
    100          Coors (Aldoph) Company                                                                 1,788
    900          Seagram Company, LTD                                                                  32,400
                                                                                                   ----------
                                                                                                       88,013
                                                                                                   ----------
                 MEDIA (1.3%)
    200          CBS Inc.                                                                              16,150
    400          Capital Cities/ABC                                                                    47,450
    700          Comcast Corporation - Class A                                                         12,513
    400          Donnelley (R.R.) & Sons Company                                                       14,600
    200          Dow Jones & Company                                                                    7,050
    400          Gannett Company, Inc.                                                                 21,750
    100          King World Productions, Inc. *                                                         3,488
    100          Knight-Ridder Inc.                                                                     5,550


                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                      MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                              VALUE
--------------------------------------------------------------------------------------------------------------
                 MEDIA--CONTINUED
    100          McGraw-Hill, Inc.                                                           $          8,188
    100          Meredith Corporation                                                                   3,575
    300          New York Times Company                                                                 8,325
  1,700          Tele-Communications, Inc.*                                                            28,900
   1000          Time Warner, Inc.                                                                     36,500
    300          Times Mirror Company                                                                   8,700
    200          Tribune Company                                                                       12,624
    900          Viacom, Inc.*                                                                         45,000
                                                                                             ----------------
                                                                                                      280,363
                                                                                             ----------------
                 MINING (0.0%)
  0.846          Firstmiss Gold, Inc.                                                                      15
                                                                                             ----------------

                 MISCELLANEOUS FINANCE (1.5%)
    300          Ahmanson (H.F.) & Company                                                              7,500
  1,300          American Express Company                                                              52,813
    100          Beneficial Corporation                                                                 4,900
    400          Dean Witter Discover and Company                                                      19,900
    700          Federal National Mortgage Association                                                 73,413
    500          Federal Home Loan Mortgage Corporation                                                34,625
    200          Golden West Financial Corporation                                                     10,025
    300          Great Western Financial Corporation                                                    6,788
    300          Household International Corporation                                                   16,875
    400          MBNA Corporation                                                                      14,750
    500          Merrill Lynch & Company                                                               27,750
    300          Salomon, Inc.                                                                         10,839
    900          Travelers Group, Inc.                                                                 45,451
                                                                                             ----------------
                                                                                                      325,625
                                                                                             ----------------
                 MOTOR VEHICLES (1.2%)
  1,000          Chrysler Corporation                                                                  51,625
    100          Cummins Engine Company, Inc.                                                           3,512
    200          Dana Corporation                                                                       5,125
    200          Eaton Corporation                                                                     10,250
    100          Echlin, Inc.                                                                           3,575
    100          Fleetwood Enterprises, Inc.                                                            2,050
  2,900          Ford Motor Company                                                                    83,375
    300          Genuine Parts Company                                                                 11,887
  1,900          General Motors Corporation                                                            83,126
                                                                                             ----------------
                                                                                                      254,525
                                                                                             ----------------
                 NON-DURABLES (0.7%)
    200          American Greetings Corp. Cl. A                                                         6,300
    100          Bally Entertainment Corporation*                                                       1,100
    400          Darden Restaruants Inc.                                                                4,550
    100          Handleman Company                                                                        775
    200          Harcourt General Incorporated                                                          7,925
    200          Hasbro, Inc.                                                                           6,100
    100          Jostens, Inc.                                                                          2,263
    100          Luby's Cafeterias, Inc.                                                                2,075
    500          Mattel, Inc.                                                                          14,375


                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                      MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                             VALUE
--------------------------------------------------------------------------------------------------------------
                 NON-DURABLES--CONTINUED
  1,800          McDonald's Corporation                                                       $        73,800
    200          Pemark International Incorporated                                                      9,250
    400          Rubbermaid Inc.                                                                       10,450
    100          Ryans Family Steak House*                                                                775
    300          Service Corporation International                                                     12,037
    100          Shoneys Incorporated*                                                                  1,113
    200          Wendy's International, Inc.                                                            3,975
                                                                                             ----------------
                                                                                                      156,863
                                                                                             ----------------
                 NON-FERROUS METALS (0.5%)
    600          Alcan Aluminum, Ltd.                                                                  18,975
    500          Aluminum Company of America                                                           25,500
    100          Asarco, Inc.                                                                           3,225
    300          Cyprus Minerals Company                                                                7,838
    200          Echo Bay Mines, Ltd.                                                                   1,800
    350          Engelhard Corporation                                                                  8,706
    500          Freeport-McMoran Copper & Gold                                                        11,375
    300          Inco, Ltd.                                                                            10,312
    200          Phelps Dodge Corporation                                                              12,675
    200          Reynolds Metals Company                                                               10,075
                                                                                             ----------------
                                                                                                      110,481
                                                                                             ----------------
                 OIL - DOMESTIC  (0.5%)
    200          Amerada Hess Corporation                                                               9,024
    100          Ashland Oil, Inc.                                                                      3,163
    400          Atlantic Richfield Company                                                            42,700
    100          Kerr-Mcgee Corporation                                                                 5,513
    200          Oryx Energy Company*                                                                   2,300
    100          Pennzoil Corporation                                                                   3,775
    700          Phillips Petroleum Company                                                            22,575
    200          Rowan Companies, Inc.*                                                                 1,325
    200          Santa Fe Energy Resources, Inc.*                                                       1,775
    200          Sun Company, Inc.                                                                      5,725
    600          Unocal Corporation                                                                    15,750
                                                                                             ----------------
                                                                                                      113,625
                                                                                             ----------------
                 OIL INTERNATIONAL (3.6%)
  1,300          Amoco Corporation                                                                     83,037
  1,700          Chevron Corporation                                                                   79,475
  3,300          Exxon Corporation                                                                    252,038
  1,100          Mobil Corporation                                                                    110,825
  1,400          Royal Dutch Petroleum Company                                                        172,025
    800          Texaco, Inc.                                                                          54,500
    700          USX-Marathon Group, Inc.                                                              12,425
    100          Western Atlas, Inc.*                                                                   4,387
                                                                                             ----------------
                                                                                                      768,712
                                                                                             ----------------
                 PHOTO & OPTICAL (0.4%)
    600          Corning, Inc.                                                                         15,675
    900          Eastman Kodak Co.                                                                     56,363
    100          Polaroid Corporation                                                                   4,275
                                                                                             ----------------
                                                                                                       76,313
                                                                                             ----------------

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                       MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                              VALUE
--------------------------------------------------------------------------------------------------------------
                 PRODUCERS GOODS (2.7%)
    700          Allied-Signal Inc.                                                          $         29,750
    100          Avery Dennison Corporation                                                             4,475
    100          Briggs & Stratton Corporation                                                          4,038
    500          Caterpillar, Inc.                                                                     28,063
    100          Cincinnati Milacron                                                                    2,575
    300          Cooper Industries, Inc.                                                               10,125
    200          Deere & Company                                                                       17,875
    400          Dover Corporation                                                                     15,800
    600          Emerson Electric Co.                                                                  42,750
    100          FMC Corporation*                                                                       7,163
    100          Foster Wheeler Corporation                                                             3,750
  4,400          General Electric Company                                                             278,300
    100          Giddings & Lewis Incorporated                                                          1,613
    100          Harnischfeger Industries, Inc.                                                         3,150
    300          Illinois Tool Works, Inc.                                                             17,438
    300          Ingersoll-Rand Company                                                                10,613
    100          Johnson Controls, Inc.                                                                 5,825
    200          Millipore Corporation                                                                  7,075
    100          Navistar International Corp.*                                                          1,025
    200          Pall Corporation Corporation                                                           4,875
    200          Parker Hannifin                                                                        6,750
    100          Raychem Corporation                                                                    4,637
    100          Snap-on Inc.                                                                           4,238
    500          Tenneco Inc                                                                           21,937
    100          Timken Company                                                                         4,025
    100          Trinova Corporation                                                                    2,812
    200          Tyco International                                                                    12,150
    100          Varity Corporation*                                                                    3,624
    100          W.W. Grainger, Inc.                                                                    6,250
  1,000          Westinghouse Electric Company                                                         14,123
    100          Zurn Industries, Inc.                                                                  2,500
                                                                                             ----------------
                                                                                                      579,324
                                                                                             ----------------
                 RAILROAD & SHIPPING (0.6%)
    364          Burlington Northern, Inc.                                                             30,530
    300          CSX Corporation                                                                       25,125
    200          Conrail, Inc.                                                                         13,750
    400          Norfolk Southern Corporation                                                          30,900
    500          Union Pacific Corporation                                                             32,687
                                                                                             ----------------
                                                                                                      132,992
                                                                                             ----------------
                 RETAIL STORES  (2.4%)
    600          Albertson's, Inc.                                                                     19,950
    400          American Stores Company                                                               11,950
    400          CUC International, Inc.*                                                              13,850
    200          Charming Shoppes, Inc.                                                                   575
    200          Circuit City Stores, Inc.                                                              6,675
    200          Dayton Hudson Corporation                                                             13,750
    300          Dillard Department Stores, Inc.                                                        8,138
    400          GAP, Inc                                                                              15,750

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                       MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                              VALUE
--------------------------------------------------------------------------------------------------------------
                 RETAIL STORES--CONTINUED
    100          Giant Food Class A, Inc.                                                    $          3,212
    100          Great Atlantic & Pacific Tea Co., Inc                                                  2,025
  1,200          Home Depot, Inc.                                                                      44,700
    600          J.C. Penney Company, Inc.                                                             25,275
  1,100          Kmart Corporation                                                                      8,938
    300          Kroger Corporation*                                                                   10,012
    100          Long's Drug Stores, Inc.                                                               4,000
    400          Lowe's Companies, Inc.                                                                10,800
    600          May Department Stores Company                                                         23,550
    200          Melville Corporation                                                                   6,400
    100          Mercantile Stores Company, Inc.                                                        4,488
    200          Nordstrom, Inc.                                                                        7,413
    100          Pep Boys-Manny, Moe, & Jack                                                            2,187
    600          Price/Costco, Inc.*                                                                   10,200
    200          Rite Aid Corporation                                                                   5,400
  1,000          Sears Roebuck & Company                                                               34,000
    200          Tandy Corporation                                                                      9,875
    900          The Limited, Inc.                                                                     16,537
    100          Tjx Companies, Inc                                                                     1,350
    700          Toys "R" Us*                                                                          15,312
  6,200          Wal-Mart Stores, Inc.                                                                134,075
    700          Walgreen Company                                                                      19,950
    200          Winn-Dixie Stores, Inc                                                                13,000
    300          Woolworth Corporation*                                                                 4,387
                                                                                             ----------------
                                                                                                      507,724
                                                                                             ----------------

                 SECURITIES BROKERS (0.1%)
    200          Morgan Stanley Group, Inc.                                                            17,400
                                                                                             ----------------

                 STEEL  (0.1%)
    200          Armco, Inc.*                                                                           1,225
    200          Bethlehem Steel Corporation*                                                           2,625
    100          Inland Steel Industries, Inc.                                                          2,337
    200          Nucor Corporation                                                                      9,625
    200          USX-US Steel Group, Inc.                                                               5,975
    200          Worthington Industries, Inc.                                                           3,325
                                                                                             ----------------
                                                                                                       25,112
                                                                                             ----------------
                 TELEPHONE (5.0%)
    500          ALL/TEL Corporation                                                                   15,313
  4,200          AT&T Corporation                                                                     268,800
  1,300          Airtouch Communications, Inc.*                                                        37,050
  1,500          Ameritech Corporation                                                                 81,000
  1,200          Bell Atlantic Corporation                                                             76,350
  1,300          BellSouth Corporation                                                                 99,450
    300          DSC Communications Corporation*                                                       11,100
  2,500          GTE Corporation                                                                      103,125
    300          ITT Corporation                                                                       36,750
  1,800          MCI Communications Corporation                                                        44,887

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                      MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                             VALUE
--------------------------------------------------------------------------------------------------------------
                 TELEPHONE--CONTINUED
  1,100          Nynex Corporation                                                           $         51,700
  1,100          Pacific Telesis Group                                                                 33,413
  1,700          SBC Communications Inc.                                                               94,988
    900          Sprint Corporation                                                                    34,650
    200          Tellabs, Inc.                                                                          6,800
  1,300          U S West, Inc.                                                                        61,911
                                                                                             ----------------
                                                                                                    1,057,287
                                                                                             ----------------
                 TIRES & RUBBER  (0.1%)
    200          Cooper Tire & Rubber Company                                                           4,625
    400          Goodyear Tire & Rubber                                                                15,200
                                                                                             ----------------
                                                                                                       19,825
                                                                                             ----------------
                 TOBACCO (1.3%)
    500          American Brands, Inc.                                                                 21,438
    300          Loews Corporation                                                                     43,987
  2,300          Phillip Morris Companies, Inc.                                                       194,350
    500          UST, Inc.                                                                             15,000
                                                                                             ----------------
                                                                                                      274,775
                                                                                             ----------------
                 TRAVEL & RECREATION  (0.5%)
    300          Brunswick Corporation                                                                  5,850
  1,400          Disney (Walt) Company                                                                 80,674
    200          Harrah's Entertainment                                                                 4,950
    100          Hilton Hotels Corporation                                                              6,700
    300          Marriott International, Inc.                                                          11,063
                                                                                             ----------------
                                                                                                      109,237
                                                                                             ----------------
                 TRUCKING & FREIGHT (0.1%)
    100          Consolidated Freightways, Inc.                                                         2,325
    100          PACCAR, Inc.                                                                           4,175
    100          Roadway Services, Incorporated                                                         4,475
    200          Ryder Systems, Inc.                                                                    4,825
    100          Yellow Corporation                                                                     1,312
                                                                                             ----------------
                                                                                                       17,112
                                                                                             ----------------
                 UTILITIES & ENERGY  (2.3%)
    500          American Electric Power Company                                                       19,063
    300          Baltimore Gas & Electric Company                                                       8,025
    400          CINergy Corporation                                                                   11,350
    400          Carolina Power & Light Company                                                        13,100
    600          Central & Southwest Corporation                                                       16,050
    200          Coastal Corporation                                                                    6,475
    100          Columbia Gas System, Inc.*                                                             3,850
    600          Consolidated Edison Company of New York                                               18,225
    200          Consolidated Natural Gas Company                                                       7,600
    500          Duke Power Company                                                                    22,375
    400          Detroit Edison Company                                                                13,500
    400          Dominion Resources, Inc.                                                              15,900
    600          Enron Corporation                                                                     20,625
    100          Enserch Corporation                                                                    1,450
    600          Entergy Corporation                                                                   17,100
    500          FPL Group, Inc.                                                                       20,938

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995
                                                                                                      MARKET
  SHARES         COMMON STOCKS--CONTINUED                                                              VALUE
--------------------------------------------------------------------------------------------------------------
                 UTILITIES & ENERGY--CONTINUED
    300          General Public Utilities Corporation                                        $          9,375
    300          Houston Industries, Inc.                                                              13,912
    300          Niagara Mohawk Power Corporation                                                       3,225
    100          Nicor, Inc.                                                                            2,688
    300          NorAm Energy Corp                                                                      2,325
    200          Northern States Power Company                                                          9,450
    100          ONEOK, Inc                                                                             2,437
    300          Ohio Edison Company                                                                    6,863
    700          Pacificorp                                                                            13,212
    200          Pacific Enterprises                                                                    4,950
  1,100          Pacific Gas & Electric Company                                                        32,313
    300          Panhandle Eastern Corporation                                                          7,575
    500          Peco Energy Company                                                                   14,625
    100          Peoples Energy Corporation                                                             2,875
    600          Public Service Enterprise                                                             17,625
  1,100          SCE Corporation                                                                       18,700
    200          Sonat Incorporated                                                                     5,750
  1,800          Southern Company                                                                      42,975
    600          Texas Utilities Company                                                               22,050
    500          Unicom Corporation                                                                    16,375
    300          Union Electric Company                                                                11,700
    300          Williams Companies, Inc.                                                              11,586
                                                                                             ----------------
                                                                                                      488,212
                                                                                             ----------------

                 TOTAL COMMON STOCKS (COST BASIS $10,619,789)                                $     11,332,824
                                                                                             ----------------

*= Non-income producing securities

                           See accompanying notes.

PRINCIPAL                                        INTEREST       MATURITY                            MARKET
AMOUNT    LONG-TERM DEBT SECURITIES (35.5%)       RATE           DATE                               VALUE
--------------------------------------------------------------------------------------------------------------
          U.S. GOVERNMENT SECURITIES (16.1%)

 50,000     U.S. Treasury Note                     7.750 %        12/31/99                   $         53,547
250,000     U.S. Treasury Note                     7.375          11/15/97                            258,125
200,000     U.S. Treasury Note                     7.500          01/31/97                            204,500
215,000     U.S. Treasury Note                     5.500          02/28/99                            213,521
200,000     U.S. Treasury Note                     7.250          02/15/98                            206,687
190,000     U.S. Treasury Note                     7.500          11/15/01                            205,556
170,000     U.S. Treasury Note                     8.750          10/15/97                            179,722
200,000     U.S. Treasury Note                     6.125          05/31/97                            201,375
250,000     U.S. Treasury Note                     5.875          08/15/98                            251,171
200,000     U.S. Treasury Note                     5.750          08/15/03                            197,125
155,000     U.S. Treasury Bond                      6.25          08/15/23                            151,610
200,000     U.S. Treasury Bond                     9.875          11/15/15                            278,437
250,000     U.S. Treasury Note                     7.125          02/15/23                            272,500
200,000     U.S. Treasury Note                    10.375          11/15/12                            268,625
225,000     U.S. Treasury Note                     6.875          07/31/99                            233,156
100,000     U.S. Treasury Note                     6.125          07/31/00                            101,219
130,000     U.S. Treasury Note                     6.500          05/15/05                            134,591
                                                                                             ----------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS                                                       3,411,467
                                                                                             ----------------

          U.S. GOVERNMENT AGENCY SECURITIES (11.6%)

150,000     Private Export Funding                 6.240          05/15/02                            150,393
159,211     Federal Home Loan Mortgage             7.000          06/01/02                            161,151
              Corporation Gold Balloon
195,132     Federal Home Loan Mortgage             6.500          04/01/24                            189,643
              Corporation Gold Guaranteed
232,169     FHLMC Single Family Gold               8.500          09/01/25                            240,801
102,624     Federal National Mortgage              9.000          04/01/10                            107,658
              Association 15 yr Pass Through
 91,451     Federal National Mortgage              9.000          04/01/10                             95,937
              Association 15 yr Pass Through
175,000     Federal National Mortgage              8.100          08/12/19                            202,983
              Association
239,683     Federal National Mortgage             10.500          08/01/20                            264,025
              Association Conventional
200,000     Federal National Mortgage              5.200          04/30/98                            196,608
              Association Medium Term
206,110     Federal National Mortgage              7.500          10/01/24                            208,363
              Association Pool #296500
199,713     Government National Mortgage           7.500          06/01/25                            202,520
              Association Single Family
193,251     Government National Mortgage           6.500          05/15/09                            192,827
              Association Single Family
203,471     Government National Mortgage           8.000          06/01/25                            209,575
              Association Single Family
                                                                                             ----------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                2,422,484
                                                                                             ----------------

          ASSET BACKED SECURITIES (1.0%)

200,000   Nations Bank Credit Card Trust           6.000          12/15/05                            195,742
                                                                                             ----------------

          CORPORATE SECURITIES (5.8%)

125,000     Eaton Corporation                      6.375          04/01/99                            126,083
200,000     Abbott Laboratories                    6.800          05/15/05                            206,446
150,000     Baltimore Gas & Electric Company       7.500          01/15/07                            159,435
250,000     American General Finance               6.875          07/01/99                            255,236


                           See accompanying notes.

PRINCIPAL                                        INTEREST       MATURITY                           MARKET
AMOUNT    LONG-TERM DEBT SECURITIES--CONTINUED    RATE           DATE                               VALUE
--------------------------------------------------------------------------------------------------------------
          CORPORATE SECURITIES--CONTINUED
250,000     J.C. Penney & Co.                      6.375          09/15/00                   $        251,120
175,000     General Motors Acceptance Corp.        9.625          12/15/01                            200,132
                                                                                             ----------------

            TOTAL CORPORATE OBLIGATIONS                                                             1,198,452
                                                                                             ----------------

          CANADIAN GOVERNMENT (1.0%)

200,000     Ontario Canada.                        6.125          06/28/00                            200,020
                                                                                             ----------------

          TOTAL LONG-TERM DEBT SECURITIES (COST BASIS $7,371,870)                            $      7,428,165
                                                                                             ----------------

                           See accompanying notes.

PRINCIPAL                                       INTEREST         MATURITY                           MARKET
AMOUNT    SHORT-TERM INVESTMENTS (11.2%)          RATE            DATE                              VALUE
---------------------------------------------------------------------------------------------------------------
100,000   Pepsi                                     5.73 %        11/02/95                   $         99,984
187,000   Merrill Lynch                             5.75          11/01/95                            187,000
175,000   Merrill Lynch                             5.70          12/08/95                            173,975
150,000   IBM Credit Corporation                    5.75          11/28/95                            149,353
 86,000   Xerox Corporation                         5.70          11/02/95                             85,986
300,000   Pacificorp                                5.72          01/18/96                            296,282
100,000   American Express Credit Corporation       5.70          01/08/96                             98,923
150,000   General Electric Capital Corporation      5.73          11/28/95                            149,355
200,000   General Electric Corporation              5.69          12/18/95                            198,514
100,000   Ford Motor Credit Corporation             5.70          11/03/95                             99,968
190,000   Ford Motor Credit Corporation             5.70          01/02/96                            188,135
150,000   Ford Motor Credit Corporation             5.68          11/08/95                            149,834
300,000   General Motors Acceptance Corporation     5.72          01/12/96                            296,569
200,000   Sears Roebuck Acceptance Corporation      5.68          11/17/95                            199,496
    408   Harris Insight Government Assets Fund                                                           408
                                                                                             ----------------

          TOTAL SHORT-TERM INVESTMENTS (COST BASIS $2,373,782)                               $      2,373,782
                                                                                             ----------------

          TOTAL INVESTMENTS (100%) (COST BASIS $20,365,441)                                  $     21,134,771
                                                                                             ================

                           See accompanying notes.

October 31, 1995


                       THE LARGE COMPANY STOCK PORTFOLIO

The Fund Seeks: To achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing primarily in common stocks included in the Index.

The Fund Is:    A diversified portfolio of larger company common stocks held approximately in proportion to their weight in the Standard &
                Poor's 500 Composite Stock Price Index.

SCHEDULE OF INVESTMENTS AS OF October 31, 1995

                                                              MARKET
SHARES   COMMON STOCKS (97.1%)                                VALUE
---------------------------------------------------------------------
         AEROSPACE  (2.3%)
1,300    Boeing Company                                    $   85,312
  200    General Dynamics Corporation                          11,075
  100    Goodrich (B.F.) Company                                6,588
  800    Lockheed Martin Corporation                           54,500
  600    Loral Corporation                                     17,775
  400    McDonnell Douglas Corporation                         32,700
  200    Northrop Grumman Corporation                          11,450
1,000    Raytheon Company                                      43,625
  800    Rockwell International Corporation                    35,600
  300    TRW, Inc.                                             19,725
  300    Textron, Inc.                                         20,625
  500    United Technologies Corporation                       44,375
                                                           ----------
                                                              383,350
                                                           ----------
         AIR TRANSPORTATION  (0.4%)
  300    AMR Corporation*                                      19,800
  200    Delta Air Lines, Inc.                                 13,125
  200    Federal  Express Corporation*                         16,425
  500    Southwest Airlines Co.                                10,000
  200    USAir Group, Inc.*                                     2,725
                                                           ----------
                                                               62,075
                                                           ----------
         APPAREL  (0.4%)
  100    Brown Group, Inc.                                      1,375
  200    Fruit of the Loom, Inc.*                               3,475
  200    Liz Claiborne, Inc.                                    5,675
  600    Nike, Inc.                                            34,050
  300    Reebok International, Inc.                            10,200
  100    Russell Corporation                                    2,475
  100    Springs Industries, Inc.                               4,288
  100    Stride Rite Corporation                                1,125
  200    V F Corporation                                        9,575
                                                           ----------
                                                               72,238
                                                           ----------
         BANKING  (5.9%)
1,500    Banc One Corporation                                  50,625
  400    Bank of Boston Corporation                            17,800
  700    Bank of New York Company, Inc.                        29,400
1,400    BankAmerica Corporation                               80,500
  300    Bankers Trust New York Corporation                    19,125
  400    Barnett Banks, Inc.                                   22,100

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                             MARKET
SHARES   COMMON STOCKS--CONTINUED                             VALUE
---------------------------------------------------------------------
         BANKING - CONTINUED
  500    Boatmen's Bancshares, Inc.                        $   19,000
  700    Chase Manhattan Corporation                           39,900
1,000    Chemical Banking Corporation                          56,875
1,500    Citicorp                                              97,313
  500    Corestates Financial Corporation                      18,187
  400    First Chicago Corporation                             27,150
  300    First Fidelity Bancorporation                         19,613
  300    First Interstate Bancorp                              38,700
  700    First Union Corporation                               34,737
  500    Fleet Financial Group, Inc.                           19,375
  800    Keycorp                                               27,000
  700    J. P. Morgan & Company                                53,988
  600    Mellon Bank Corporation                               30,075
  600    NBD Bancorp, Inc.                                     22,800
  500    National City Corporation                             15,437
1,000    Nationsbank Corporation                               65,750
1,200    Norwest Corporation                                   35,400
  800    PNC Bank Corporation                                  21,000
  200    Republic NY Corporation                               11,725
  500    Shawmut National Corporation                          16,938
  400    Suntrust Banks, Inc.                                  25,800
  300    U S Bancorp                                            8,887
  600    Wachovia Corporation                                  26,475
  200    Wells Fargo & Company                                 42,025
                                                           ----------
                                                              993,700
                                                           ----------

         BUSINESS MACHINES  (5.4%)
  400    Amdahl Corporation*                                    3,700
  400    Apple Computer, Inc.                                  14,525
  200    Autodesk, Inc.                                         6,800
  300    Cabletron Systems, Inc.                               23,588
  200    Ceridian Corporation*                                  8,700
1,000    Cisco Systems, Inc.*                                  77,500
1,000    Compaq Computers, Inc.                                55,750
  100    Cray Research, Inc.*                                   2,075
  100    Data General Corporation*                              1,150
  600    Digital Equipment Corporation*                        32,475
  500    Honeywell, Inc.                                       21,000
2,200    International Business Machines Corporation          213,950
  100    Intergraph Corporation*                                1,212
2,200    Microsoft Corporation*                               220,000
1,400    Novell, Inc.*                                         23,100
1,600    Oracle Systems Corporation*                           69,800
  600    Pitney-Bowes, Inc.                                    26,175
  600    Silicon Graphics, Inc.                                19,950
  400    Sun Microsystems, Inc.*                               31,200
  400    Tandem Computers, Inc.*                                4,500
  600    Unisys Corporation*                                    3,375
  400    Xerox Corporation                                     51,900
                                                           ----------
                                                              912,425
                                                           ----------

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         BUSINESS SERVICES (2.0%)
  600    Automatic Data Processing, Inc.                   $   42,900
  400    Block (H.R.), Inc.                                    16,500
  800    Browning-Ferris Industries, Inc.                      23,300
  950    Computer Associates International, Inc.               52,250
  200    Computer Sciences Corporation*                        13,375
  300    Deluxe Corporation                                     8,063
  400    Dial Corporation                                       9,750
  200    Ecolab, Inc.                                           5,800
  500    First Data Corporation                                33,062
  300    Interpublic Group of Companies, Inc.                  11,625
  100    John H. Harland Company                                2,075
1,000    Laidlaw, Inc.                                          9,000
  300    Moore Corp. Ltd.                                       5,738
  200    National Service Industries                            5,950
  100    Ogden Corporation                                      2,275
  100    Pittston Company                                       2,750
  200    Safety Kleen Corporation                               3,075
  100    Shared Medical Systems Corporation                     3,862
  700    The Dun & Bradstreet Corporation                      41,825
1,900    WMX Technologies, Inc.                                53,438
                                                           ----------
                                                              346,613
                                                           ----------
         CHEMICALS (3.3%)
  400    Air Products & Chemicals, Inc.                        20,650
2,100    E. I. Du Pont De Nemours and Company                 130,988
  300    Eastman Chemical Company                              17,850
  300    Great Lakes Chemical Corporation                      20,137
  400    Hercules, Inc.                                        21,350
1,600    Minnesota Mining & Manufacturing                      91,000
  500    Monsanto Company                                      52,375
  500    Morton International, Inc.                            15,250
  200    Nalco Chemical Company                                 6,000
  800    PPG Industries, Inc.                                  34,000
  500    Praxair, Inc.                                         13,500
  300    Rohm & Haas Company                                   16,575
  200    Sigma-Aldrich Corporation                              9,500
1,000    The Dow Chemical Company                              68,625
  500    Union Carbide Corporation                             18,937
  400    W. R. Grace & Company                                 22,300
                                                           ----------
                                                              559,037
                                                           ----------
         CONSTRUCTION (0.5%)
  100    Armstrong World Industries, Inc.                       5,938
  100    Centex Corporation                                     3,275
  100    Crane Company                                          3,537
  300    Fluor Corporation                                     16,950
  100    Kaufman & Broad Home Corporation                       1,163
  600    Masco Corporation                                     16,875
  100    Morrison Knudsen Corporation*                            650
  200    Owens-Corning Fiberglass Corporation*                  8,475
  100    Pulte Corporation                                      3,163

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         CONSTRUCTION--CONTINUED
  300    Sherwin-Williams Company                          $   11,287
  200    Stanley Works                                          9,550
                                                           ----------
                                                               80,863
                                                           ----------
         CONSUMER DURABLES  (0.3%)
  100    Bassett Furniture Industries, Inc.                     2,013
  300    Black & Decker Corporation                            10,162
  400    Maytag Corporation                                     7,600
  700    Newell Company                                        16,888
  100    Outboard Marine Corporation                            2,075
  300    Whirlpool Corporation                                 15,900
                                                           ----------
                                                               54,638
                                                           ----------
         CONTAINERS (0.1%)
  100    Ball Corporation                                       2,763
  200    Bemis Company, Inc.                                    5,200
  300    Crown Cork & Seal Company, Inc.*                      10,462
  300    Stone Container Corporation*                           4,950
                                                           ----------
                                                               23,375
                                                           ----------
         COSMETICS (2.3%)
  100    Alberto-Culver Company                                 3,138
  300    Avon Products, Inc.                                   21,337
  200    Clorox Company                                        14,350
  600    Colgate-Palmolive Company                             41,550
1,700    Gillette Company                                      82,238
  400    Internatioanl Flavors and Frangrances, Inc.           19,300
2,600    Procter & Gamble Company                             210,600
                                                           ----------
                                                              392,513
                                                           ----------
         DRUGS & MEDICINE (9.8%)
3,000    Abbott Laboratories                                  119,250
  200    Allergan, Inc.                                         5,875
  300    Alza Corporation, Class A*                             6,600
1,200    American Home Products Corporation                   106,350
1,000    Amgen, Inc.*                                          48,000
  200    Bard (C.R.), Inc.                                      5,650
  200    Bausch & Lomb, Inc.                                    6,925
1,000    Baxter International, Inc.                            38,625
  300    Becton, Dickinson and Company                         19,500
  300    Beverly Enterprises, Inc.*                             3,525
  400    Biomet, Inc.*                                          6,650
  600    Boston Scientific Corporation*                        25,275
1,900    Bristol-Myers Squibb Company                         144,875
1,700    Columbia/HCA Healthcare Corporation                   83,513
  100    Community Psychiatric Centers*                         1,087
1,100    Eli Lilly & Company                                  106,288
2,500    Johnson & Johnson                                    203,750
  300    Mallinckrodt Group, Inc.                              10,425
  200    Manor Care, Inc.                                       6,550
  900    Medtronic, Inc.                                       51,975
4,700    Merck & Company, Inc.                                270,250
2,400    Pfizer, Inc.                                         137,700
1,400    Schering-Plough                                       75,075

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                          MARKET
SHARES   COMMON STOCKS--CONTINUED                         VALUE
---------------------------------------------------------------------
         DRUGS--CONTINUED
  200    St. Jude Medical, Inc.*                           $   10,650
  700    Tenet Healthcare Corporation                          12,513
  600    U S HealthCare, Inc.                                  23,100
  200    U S Surgical Corporation                               4,900
  700    United Healthcare Corporation*                        37,187
  700    Upjohn Company                                        35,525
  500    Warner-Lambert Company                                42,562
                                                           ----------
                                                            1,650,150
                                                           ----------

         ELECTRONICS (4.9%)
  828    AMP, Inc.                                             32,499
  300    Advanced Micro Devices, Inc.*                          7,163
  100    Andrew Corporation*                                    4,225
  700    Applied Materials, Inc.*                              35,087
  100    EG&G, Inc.                                             1,863
  200    General Signal Corporation                             6,375
  200    Harris Corporation                                    11,625
2,000    Hewlett-Packard Company                              185,250
3,100    Intel Corporation                                    216,612
  800    Micron Technology, Inc.                               56,500
2,300    Motorola, Inc.                                       150,938
  400    National Semiconductor Corporation*                    9,750
  900    Northern Telecom Ltd.                                 32,400
  100    Perkin Elmer Corporation                               3,512
  200    Scientific-Atlanta, Inc.                               2,475
  100    Tektronix, Inc.                                        5,925
  200    Teledyne, Inc.                                         4,975
  700    Texas Instruments, Inc.                               47,775
  100    Thomas & Betts Corporation                             6,463
  100    Zenith Electronics Corporation*                          837
                                                           ----------
                                                              822,249
                                                           ----------
         ENERGY - RAW MATERIALS (0.9%)
  500    Baker Hughes, Inc.                                     9,813
  500    Burlington Resources, Inc.                            18,000
  600    Dresser Industries, Inc.                              12,450
  100    Eastern Enterprises                                    2,987
  400    Halliburton Company                                   16,600
  100    Helmerich & Payne, Inc.                                2,588
  100    Louisiana Land and Explorations Company                3,537
  200    McDermott International, Inc.                          3,175
  100    NACCO Industries, Inc.                                 5,725
1,200    Occidental Petroleum Corporation                      25,800
  900    Schlumberger, Ltd.                                    56,025
                                                           ----------
                                                              156,700
                                                           ----------
         EQUITIES - OTHER (0.0%)
    1    Teledyne Preferred                                        14
    5    Transport Holdings Inc.-Class A                          196
                                                           ----------
                                                                  210
                                                           ----------

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         FINANCIAL SERVICES (0.1%)
                                                           ----------
  500    First Bank System, Inc.                           $24,875.00
                                                           ----------

         FOOD & AGRICULTURE (6.3%)
1,965    Archer-Daniels-Midland Company                        31,686
  600    CPC International, Inc.                               39,825
1,000    Campbell Soup Company                                 52,375
4,800    Coca-Cola Company                                    345,000
  900    ConAgra, Inc.                                         34,762
  100    Fleming Companies, Inc.                                2,263
  600    General Mills, Inc.                                   34,425
  900    H.J. Heinz Company                                    41,850
  300    Hershey Foods Corporation                             17,925
  800    Kellogg Company                                       57,800
3,000    PepsiCo, Inc.                                        158,250
  300    Pioneer Hi-Bred International, Inc.                   14,888
  500    Quaker Oats Company                                   17,062
  400    Ralston Purina Corporation                            23,750
1,800    Sara Lee Corporation                                  52,875
  200    Supervalu, Inc.                                        6,150
  700    Sysco Corporation                                     21,262
  600    Unilever N. V.                                        78,600
  300    Whitman Corporation                                    6,375
  400    Wrigley (Wm) Jr., Company                             18,600
                                                           ----------
                                                            1,055,723
                                                           ----------
         FOREST PRODUCTS (1.9%)
  200    Alco Standard Corporation                             17,700
  200    Boise Cascade Corporation                              7,250
  400    Champion International Corporation                    21,400
  200    Federal Paper Board Company, Inc.                      8,400
  400    Georgia-Pacific Corporation                           33,000
  900    International Paper Company                           33,300
  300    James River Corporation of Virginia                    9,638
  600    Kimberly-Clark Corporation                            43,575
  400    Louisiana-Pacific Corporation                          9,550
  200    Mead Corporation                                      11,525
  100    Potlatch Corporation                                   4,212
  600    Scott Paper Company                                   31,950
  200    Temple-Inland, Inc.                                    9,100
  300    Union Camp Corporation                                15,263
  300    Westvaco Corporation                                   8,325
  800    Weyerhaeuser Company                                  35,300
  200    Willamette Industries                                 11,600
                                                           ----------
                                                              311,088
                                                           ----------
         GOLD (0.4%)
1,400    Barrick Gold Corporation                              32,375
  500    Homestake Mining Company                               7,688
  300    Newmont Mining Corporation                            11,325
  900    Placer Dome, Inc.                                     19,687
  400    Santa Fe Pacific Gold Corporation                      3,950
                                                           ----------
                                                               75,025
                                                           ----------

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         INSURANCE (3.2%)
  400    Aetna Life & Casualty Company                     $   28,150
  100    Alexander & Alexander Services, Inc.                   2,238
1,641    Allstate Corporation                                  60,306
  800    American General Corporation                          26,300
1,800    American International Group, Inc.                   151,875
  400    Chubb Corporation                                     35,950
  300    Cigna Corporation                                     29,738
  300    General RE Corporation                                43,462
  200    Jefferson-Pilot Corporation                           13,200
  400    Lincoln National Corporation                          17,850
  300    Marsh & McLennan Companies, Inc.                      24,563
  300    Providian Corporation                                 11,775
  300    Safeco Corporation                                    19,256
  300    St. Paul Companies, Inc.                              15,225
  300    Torchmark Corporation                                 12,450
  300    Transamerica Corporation                              20,325
  400    USF&G Corporation                                      6,700
  150    USLIFE Corporation                                     4,275
  300    Unum Corporation                                      15,788
                                                           ----------
                                                              539,426
                                                           ----------
         LIQUOR (0.7%)
1,000    Anheuser-Busch Companies, Inc.                        66,000
  200    Brown-Foreman Corporation                              7,625
  100    Coors (Adolph) Company                                 1,788
1,400    Seagram Company                                       50,400
                                                           ----------
                                                              125,813
                                                           ----------
         MEDIA (2.5%)
  200    CBS, Inc.                                             24,225
  600    Capital Cities/ABC, Inc.                              71,175
  900    Comcast Corporation, Class A                          16,088
  600    Donnelley (R.R.) & Sons Company                       21,900
  300    Dow Jones & Company, Inc.                             10,575
  500    Gannett Company, Inc.                                 27,187
  100    King World Productions, Inc.*                          3,488
  200    Knight-Ridder Inc,                                    11,100
  200    McGraw-Hill, Inc.                                     16,375
  100    Meredith Corporation                                   3,575
  300    New York Times Company                                 8,325
2,500    Tele-Communications, Inc.*                            42,500
1,500    Time Warner, Inc.                                     54,750
  400    Times Mirror Company                                  11,600
  300    Tribune Company                                       18,937
1,400    Viacom, Inc.*                                         70,000
                                                           ----------
                                                              411,800
                                                           ----------
         MINING (0.0%)
                                                           ----------
    1    Firstmiss Gold, Inc.                                      15
                                                           ----------

         MISCELLANEOUS FINANCE (2.8%)
  400    Ahmanson (H.F.) & Company                             10,000
1,800    American Express Company                              73,125

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         MISCELLANEOUS FINANCE--CONTINUED
  200    Beneficial Corporation                            $    9,800
  600    Dean Witter Discover and Company                      29,850
1,100    Federal National Mortgage Association                115,363
  700    Federal Home Loan Mortgage Corporation                48,475
  200    Golden West Financial Corporation                     10,025
  500    Great Western Financial Corporation                   11,312
  400    Household International Corporation                   22,500
  500    MBNA Corporation                                      18,438
  700    Merrill Lynch & Company                               38,850
  400    Salomon, Inc.                                         14,450
1,200    Travelers Group, Inc.                                 60,600
                                                           ----------
                                                              462,788
                                                           ----------
         MOTOR VEHICLES (2.2%)
1,500    Chrysler Corporation                                  77,438
  100    Cummins Engine Company, Inc.                           3,512
  300    Dana Corporation                                       7,688
  300    Eaton Corporation                                     15,375
  200    Echlin, Inc.                                           7,150
  100    Fleetwood Enterprises, Inc.                            2,050
4,100    Ford Motor Company                                   117,875
  500    Genuine Parts Company                                 19,812
2,800    General Motors Corporation                           122,500
                                                           ----------
                                                              373,400
                                                           ----------
         NON-DURABLES (1.3%)
  300    American Greetings Corporation, Class A                9,450
  100    Bally Entertainment Corporation*                       1,100
  500    Darden Restaurants, Inc.                               5,688
  100    Handleman Company                                        775
  300    Harcourt General Inc.                                 11,887
  300    Hasbro, Inc.                                           9,150
  100    Jostens, Inc.                                          2,263
  100    Luby's Cafeterias, Inc.                                2,075
  800    Mattel, Inc.                                          23,000
2,600    McDonald's Corporation                               106,600
  200    Pemark International Inc.                              9,250
  600    Rubbermaid, Inc.                                      15,675
  200    Ryans Family Steak House*                              1,550
  400    Service Corporation International                     16,050
  100    Shoneys Inc.*                                          1,112
  300    Wendy's International Inc.                             5,963
                                                           ----------
                                                              221,588
                                                           ----------
         NON-FERROUS METALS (0.9%)
  800    Alcan Aluminum, Ltd.                                  25,300
  700    Aluminum Company of America                           35,700
  100    Asarco, Inc.                                           3,225
  300    Cyprus Minerals Company                                7,838
  400    Echo Bay Mines, Ltd.                                   3,600
  500    Engelhard Corporation                                 12,438
  700    Freeport-McMoran Copper & Gold Class B                15,925
  400    Inco, Ltd.                                            13,750

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         NON-FERROUS METALS--CONTINUED
  300    Phelps Dodge Corporation                          $   19,012
  200    Reynolds Metals Company                               10,075
                                                           ----------
                                                              146,863
                                                           ----------
         OIL-DOMESTIC (1.0%)
  300    Amerada Hess Corporation                              13,538
  200    Ashland Oil, Inc.                                      6,325
  600    Atlantic Richfield Company                            64,050
  200    Kerr-McGee Corporation                                11,025
  300    Oryx Energy Company*                                   3,450
  200    Pennzoil Corporation                                   7,550
1,000    Phillips Petroleum Company                            32,250
  300    Rowan Companies, Inc.*                                 1,988
  300    Santa Fe Energy Resources, Inc.*                       2,662
  200    Sun Company, Inc.                                      5,725
  900    Unocal  Corporation                                   23,625
                                                           ----------
                                                              172,188
                                                           ----------
         OIL INTERNATIONAL (6.6%)
1,900    Amoco Corporation                                    121,363
2,500    Chevron Corporation                                  116,875
4,700    Exxon Corporation                                    358,962
1,500    Mobil Corporation                                    151,125
2,100    Royal Dutch Petroleum Company                        258,038
1,000    Texaco, Inc.                                          68,125
1,100    USX-Marathon Group, Inc.                              19,525
  200    Western Atlas, Inc.*                                   8,775
                                                           ----------
                                                            1,102,788
                                                           ----------
         OPTICAL & PHOTO (0.7%)
  800    Corning, Inc.                                         20,900
1,300    Eastman Kodak Co.                                     81,413
  200    Polaroid Corporation                                   8,550
                                                           ----------
                                                              110,863
                                                           ----------
         PRODUCERS GOODS (5.2%)
1,100    Allied-Signal Inc.                                    46,750
  200    Avery Dennison Corporation                             8,950
  100    Briggs & Stratton Corporation                          4,038
  800    Caterpillar, Inc.                                     44,900
  100    Cincinnati Milacron                                    2,575
  400    Cooper Industries, Inc.                               13,500
  400    Deere & Company                                       35,750
  400    Dover Corporation                                     15,800
  900    Emerson Electric Company                              64,125
  200    FMC Corporation*                                      14,325
  100    Foster Wheeler Corporation                             3,750
6,500    General Electric Company                             411,125
  100    Giddings & Lewis Inc.                                  1,613
  200    Harnischfeger Industries, Inc.                         6,300
  500    Illinois Tool Works, Inc.                             29,062
  400    Ingersoll-Rand Company                                14,150
  200    Johnson Controls, Inc.                                11,650
  200    Millipore Corporation                                  7,075

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         PRODUCERS GOODS--CONTINUED
  200    Navistar International Corporation*               $    2,050
  400    Pall Corporation                                       9,750
  300    Parker Hannifin Corporation                           10,125
  200    Raychem Corporation                                    9,275
  100    Snap-on, Inc.                                          4,238
  700    Tenneco, Inc.                                         30,712
  100    Timken Company                                         4,025
  100    Trinova Corporation                                    2,812
  300    Tyco International Ltd.                               18,225
  100    Varity Corporation*                                    3,625
  200    W.W. Grainger, Inc.                                   12,500
1,400    Westinghouse Electric Company                         19,775
  100    Zurn Industries, Inc.                                  2,500
                                                           ----------
                                                              865,050
                                                           ----------
         RAILROAD & SHIPPING (1.2%)
  564    Burlington Northern, Inc.                             47,306
  400    CSX Corporation                                       33,500
  300    Conrail, Inc.                                         20,625
  500    Norfolk Southern Corporation                          38,625
  800    Union Pacific Corporation                             52,300
                                                           ----------
                                                              192,356
                                                           ----------
         RETAIL STORES (4.3%)
  900    Albertson's Inc.                                      29,925
  500    American Stores Company                               14,938
  600    CUC International, Inc.*                              20,775
  300    Charming Shoppes, Inc.                                   863
  300    Circuit City Stores, Inc.                             10,012
  300    Dayton Hudson Corporation                             20,625
  400    Dillard Department Stores, Inc.                       10,850
  500    GAP, Inc.                                             19,688
  200    Giant Food Class A, Inc.                               6,425
  100    Great Atlantic & Pacific Tea Company, Inc.             2,025
1,800    Home Depot, Inc.                                      67,050
  900    J.C. Penney Company, Inc.                             37,912
1,700    Kmart Corporation                                     13,813
  400    Kroger Corporation*                                   13,350
  100    Long's Drug Stores, Inc.                               4,000
  600    Lowe's Companies, Inc.                                16,200
  900    May Department Stores Company                         35,325
  400    Melville Corporation                                  12,800
  100    Mercantile Stores Company, Inc.                        4,488
  300    Nordstrom, Inc.                                       11,118
  200    Pep Boys-Manny, Moe & Jack                             4,375
  700    Price/Costco, Inc.*                                   11,900
  300    Rite Aid Corporation                                   8,100
1,500    Sears Roebuck & Company                               51,000
  200    Tandy Corporation                                      9,875
1,300    The Limited, Inc.                                     23,887
  200    Tjx Companies, Inc.                                    2,700
1,000    Toys "R" Us*                                          21,875

                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         RETAIL STORES--CONTINUED
8,800    Wal-Mart Stores, Inc.                             $  190,300
  900    Walgreen Company                                      25,650
  300    Winn-Dixie Stores, Inc.                               19,500
  500    Woolworth Corporation*                                 7,312
                                                           ----------
                                                              728,656
                                                           ----------
         SECURITIES BROKERS (0.2%)
  300    Morgan Stanley Group, Inc.                            26,100
                                                           ----------

         STEEL (0.2%)
  400    Armco, Inc.*                                           2,450
  400    Bethlehem Steel Corporation*                           5,250
  100    Inland Steel Industries, Inc.                          2,338
  300    Nucor Corporation                                     14,437
  300    USX-US Steel Group, Inc.                               8,962
  300    Worthington Industries, Inc.                           4,988
                                                           ----------
                                                               38,425
                                                           ----------
         TELEPHONE  (9.1%)
  700    ALL/TEL Corporation                                   21,438
6,000    AT&T Corporation                                     384,000
1,800    Airtouch Communications, Inc.                         51,300
2,100    Ameritech Corporation                                113,400
1,700    Bell Atlantic Corporation                            108,162
1,900    Bell South Corporation                               145,350
  400    DSC Communications Corporation                        14,800
3,700    GTE Corporation                                      152,625
  500    ITT Corporation                                       61,250
2,600    MCI Communications                                    64,838
1,600    Nynex Corporation                                     75,200
1,700    Pacific Telesis Group                                 51,637
2,300    SBC Communications, Inc.                             128,513
1,300    Sprint Corporation                                    50,050
  300    Tellabs, Inc.                                         10,200
1,800    U.S. West, Inc.                                       85,725
                                                           ----------
                                                            1,518,488
                                                           ----------
         TIRES & RUBBER (0.2%)
  300    Cooper Tire & Rubber Company                           6,938
  600    Goodyear Tire & Rubber Company                        22,800
                                                           ----------
                                                               29,738
                                                           ----------
         TOBACCO (2.2%)
  700    American Brands, Inc.                                 30,013
  300    Loews Corporation                                     43,987
3,200    Phillip Morris Companies, Inc.                       270,400
  700    UST, Inc.                                             21,000
                                                           ----------
                                                              365,400
                                                           ----------
         TRAVEL & RECREATION (1.0%)
  300    Brunswick Corporation                                  5,850
2,000    Disney (Walt) Company                                115,250
  300    Harrah's Entertainment                                 7,425
  200    Hilton Hotels Corporation                             13,400
  500    Marriott International, Inc.                          18,438
                                                           ----------
                                                              160,363
                                                           ----------



                           See accompanying notes

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                           MARKET
SHARES   COMMON STOCKS--CONTINUED                          VALUE
---------------------------------------------------------------------
         TRUCKING & FREIGHT (0.1%)
  100    Consolidated Freightways, Inc.                    $    2,325
  100    PACCAR, Inc.                                           4,175
  100    Roadway Services, Inc.                                 4,475
  200    Ryder Systems, Inc.                                    4,825
  100    Yellow Corporation                                     1,313
                                                           ----------
                                                               17,113
                                                           ----------

         UTILITIES & ENERGY (4.3%)
  700    American Electric Power Company                       26,688
  500    Baltimore Gas & Electric Company                      13,375
  600    CINergy Corporation                                   17,025
  600    Carolina Power & Light Company                        19,650
  700    Central & Southwest Corporation                       18,725
  400    Coastal Corporation                                   12,950
  200    Columbia Gas System,  Inc.*                            7,700
  900    Consolidated Edison Company of New York               27,337
  300    Consolidated Natural Gas Company                      11,400
  800    Duke Power Co.                                        35,800
  500    Detroit Edison Company                                16,875
  600    Dominion Resources, Inc.                              23,850
  900    Enron Corporation                                     30,938
  200    Enserch Corporation                                    2,900
  800    Entergy Corporation                                   22,800
  700    FPL Group, Inc.                                       29,313
  400    General Public Utilities Corporation                  12,500
  500    Houston Industries, Inc.                              23,187
  500    Niagara Mohawk Power Corporation                       5,375
  200    Nicor, Inc.                                            5,375
  400    NorAm Energy Corporation                               3,100
  300    Northern States Power Company                         14,175
  100    ONEOK, Inc.                                            2,438
  500    Ohio Edison Company                                   11,437
1,000    Pacificorp, Inc.                                      18,875
  300    Pacific Enterprises                                    7,425
1,600    Pacific Gas & Electric Company                        47,000
  500    Panhandle Eastern Corporation                         12,625
  800    Peco Energy Company                                   23,400
  100    Peoples Energy Corporation                             2,875
  900    Public Service Enterprise                             26,437
1,600    SCE Corporation                                       27,200
  300    Sonat Inc.                                             8,625
2,500    Southern Company                                      59,688
  800    Texas Utilities Company                               29,400
  800    Unicom Corporation                                    26,200
  400    Union Electric Company                                15,600
  400    Williams Companies, Inc.                              15,450
                                                           ----------
 24,300                                                       715,713
                                                           ----------
         TOTAL COMMON STOCKS (COST BASIS $15,489,643)      16,301,773
                                                           ----------

* Non-income producing security




                           See accompanying notes


PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS  (2.9%)
-----------------------------------------------------------------------
381,000    Merrill Lynch                                     $   380,909
102,000    New England Power                                     101,984
    841    Harris Insight Gov't Assets Fund                          841
                                                              ----------
         TOTAL SHORT-TERM INVESTMENTS (COST BASIS $483,734)      483,734
                                                              ----------

         TOTAL INVESTMENTS (100.0%) (COST BASIS $15,973,377) $16,785,507
                                                              ==========

                           See accompanying notes

October 31, 1995


                       THE SMALL COMPANY STOCK PORTFOLIO

The Fund Seeks:   To achieve investment results that approximate the
                  performance of the Wilshire Small Cap Index by investing primarily in common stocks included in the Index.

The Fund Is:      A diversified portfolio of smaller company common stocks held approximately in proportion to their weight in the Wilshire
                  Small Cap Index.

SCHEDULE OF INVESTMENTS AS OF October 31, 1995

                                                                                   Market
        Shares    Common Stocks (97.1%)                                             Value
-----------------------------------------------------------------------------------------
                  AEROSPACE  (0.8%)
         2,300    Gencorp Inc.                                       $             24,150
         1,300    Kaman Corporation                                                13,975
         1,300    Thiokol Corporation                                              45,013
                                                                    ---------------------
                                                                                   83,138
                                                                    ---------------------
                  AIR TRANSPORTATION  (0.5%)
         1,500    Airborne Freight Corporation                                     39,375
           900    Alaska Airgroup Inc.*                                            13,388
                                                                    ---------------------
                                                                                   52,763
                                                                    ---------------------
                  APPAREL  (1.5%)
         1,200    Brown Group, Inc.                                                16,500
         1,900    Cone Mills Corporation*                                          20,663
         1,600    The Dress Barn Corporation*                                      15,600
         1,800    Jones Apparel Group*                                             61,650
         1,500    Kellwood Corporation                                             28,125
           800    Oshkosh B'Gosh, Inc.                                             10,600
         2,100    Tultex Corporation*                                               9,975
                                                                    ---------------------
                                                                                  163,113
                                                                    ---------------------
                  BANKING  (6.7%)
           800    Astoria Financial Corporation                                    34,300
           600    Bell Bancorp, Inc.                                               17,550
         3,200    City Steel National Corporation                                  42,400
         2,800    Compass Bancshares, Inc.                                         86,800
         2,300    Dauphin Deposit Corporation                                      66,700
         1,900    First American Corporation                                       83,362
         2,200    First Commerce Corporation                                       68,200
         1,900    Fourth Financial Corporation                                     70,062
         2,000    Long Island Bancorp, Inc.                                        45,750
         2,700    Peoples Bank of Bridgeport, Conn.                                53,325
         2,100    Rigs National Corp-Washington                                    27,563
         2,400    Summit Bancorporation / NJ                                       68,100
         2,300    Valley National Bancorp                                          56,063
                                                                    ---------------------
                                                                                  720,175
                                                                    ---------------------
                  BUSINESS MACHINES  (3.6%)
         3,100    AST Research,  Inc.*                                             27,513
         3,600    Aura Systems,  Inc.*                                             18,000
         2,800    Cheyenne Software,  Inc.*                                        58,450
         2,600    Comdisco, Inc.                                                   79,300
         2,700    Data General Corporation*                                        31,050
         1,500    Exabyte Corporation*                                             19,406
         3,800    Quantum Corporation*                                             66,025


                           See accompanying notes.

-----------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                                                   MARKET
        SHARES    COMMON STOCKS--CONTINUED                                         VALUE
-----------------------------------------------------------------------------------------
                  BUSINESS MACHINES--CONTINUED
         2,100    Structural Dynamic Research*                       $             38,325
         1,600    Verifone, Inc.*                                                  43,200
                                                                    ---------------------
                                                                                  381,269
                                                                    ---------------------
                  BUSINESS SERVICES (9.1%)
         2,300    Air & Water Technologies, Inc.*                                  11,500
         2,800    Allwaste,  Inc.*                                                 13,650
           600    Angelica Corporation                                             13,500
         1,500    Credence Systems Corporation*                                    56,062
         1,800    FTP Software, Inc                                                48,600
         1,900    Fore Systems, Inc.                                              100,700
         2,200    Hon Industries, Inc.                                             61,050
         1,800    Information Resources, Inc.*                                     19,575
         1,500    Integrated Health Services, Inc.                                 34,313
           800    Medic Computer Systems, Inc.*                                    42,600
         2,800    NetManage, Inc.*                                                 57,050
         1,600    Network General Corporation*                                     66,400
         1,000    New England Business Service, Inc.                               19,250
         1,200    PHH Group, Inc.                                                  52,500
         3,000    Pittston Company                                                 82,500
         3,200    S3, Inc*                                                         54,800
         1,700    Shared Medical Systems Corporation                               65,663
         1,900    Standard Register Corporation                                    42,750
         1,600    Wallace Computer Services                                        90,200
         2,400    Westpoint Stevens, Inc.*                                         50,700
                                                                    ---------------------
                                                                                  983,363
                                                                    ---------------------
                  CHEMICALS (2.4%)
         2,000    ACX Technologies Inc.*                                           31,000
         2,900    Calgon Carbon Corporation                                        32,988
         1,000    H.B. Fuller Company                                              31,500
         3,200    Lawter International, Inc.                                       34,000
           600    NCH Corporation                                                  32,625
           800    Petrolite Corporation                                            18,800
         2,500    Rollins, Inc.                                                    52,500
         3,900    Sterling Chemicals, Inc.*                                        31,200
                                                                    ---------------------
                                                                                  264,613
                                                                    ---------------------
                  CONSTRUCTION (2.5%)
         2,000    Centex Corporation                                               65,500
         2,300    Kaufman & Broad Home Corporation                                 26,737
           800    Lawson Prod Inc.                                                 19,200
         2,500    Lennar Corporation                                               57,188
         2,300    Morrison Knudsen Corporation*                                    14,950
         2,000    Pulte Corporation                                                63,250
         1,200    Southdown, Inc.*                                                 19,500
                                                                    ---------------------
                                                                                  266,325
                                                                    ---------------------
                  CONSUMER DURABLES (1.1%)
         1,100    Bassett Furniture Industries, Inc.                               22,137
         1,400    Kimball International, Inc.                                      35,700
         1,300    La Z Boy Chair Company                                           38,675
         1,400    Shorewood Packaging*                                             23,450
                                                                    ---------------------

                                                                                 119,962
                                                                    ---------------------

                           See accompanying notes.

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                                                   MARKET
        SHARES    COMMON STOCKS--CONTINUED                                          VALUE
-----------------------------------------------------------------------------------------
                  CONTAINERS (0.3%)
         3,900    Gaylord Container Corporation                      $             29,738
                                                                    ---------------------

                  COSMETICS (0.2%)
           700    Chemed Corporation                                               24,500
                                                                    ---------------------

                  DOMESTIC OIL (1.5%)
         2,400    Pogo Producing Corporation                                       48,300
         2,200    Quaker State Corporation                                         28,875
         6,000    Rowan Companies, Inc.*                                           39,750
         2,800    Smith International, Inc.*                                       44,800
                                                                    ---------------------
                                                                                  161,725
                                                                    ---------------------
                  DRUGS & MEDICINE (9.1%)
         2,000    Acuson Corporation*                                              23,250
           900    Advanced Technology*                                             16,200
         2,400    Advanced Tissue Sciences*                                        21,600
         2,200    Amsco International,  Inc.*                                      35,200
         1,900    Ballard Medical Products                                         32,775
         2,100    Beckman Instruments, Inc.                                        69,562
         2,800    Bergen Brunswig Corporation                                      58,100
         1,400    Block Drug Company                                               53,900
         4,300    Centocor, Inc*                                                   48,375
         1,200    Cordis Corporation                                              132,600
           900    Diagnostic Products Corporation                                  33,300
         1,200    Foxmeyer Health Corporation*                                     27,300
         2,100    Haemonetics Corporation                                          39,638
         2,200    Herbalife International,  Inc.                                   16,500
         3,400    Mid Atlantic Medical Services                                    67,575
         2,600    Pyxis Corporation                                                32,825
         5,500    Perrigo Company*                                                 67,375
         1,400    Summit Technology, Inc.*                                         62,300
         2,800    Surgical Care Affiliates, Inc.                                   82,950
         1,400    Ventritex*                                                       27,475
         1,200    West Inc.                                                        29,700
                                                                    ---------------------
                                                                                  978,500
                                                                    ---------------------
                  ELECTRONICS (6.4%)
         1,300    Avid Technology, Inc.                                            56,875
           900    Electronics for Imaging, Inc.                                    74,025
         3,700    Geotek Industries, Inc.*                                         30,525
         1,700    Gerber Scientific, Inc.                                          28,687
         1,100    Global Village Communication                                     18,700
         4,200    LCI International, Inc.*                                         75,600
         2,300    Macromedia, Inc.*                                                85,100
         2,200    Sequent Computer*                                                38,225
         1,800    Silicon Valley Group, Inc.*                                      58,275
         1,800    Symbol Technologies*                                             62,775
         3,300    VLSI Technology*                                                 77,550
         3,200    Western Digital Corporation*                                     49,600
         3,300    Zenith Electronics Corporation*                                  27,638
                                                                    ---------------------
                                                                                  683,575
                                                                    ---------------------

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                                                   MARKET
        SHARES    COMMON STOCKS--CONTINUED                                          VALUE
-----------------------------------------------------------------------------------------
                  ENERGY - RAW MATERIALS (2.8%)
         2,000    BJ Services Corporation*                           $             47,000
        11,800    Global Marine, Inc.*                                             76,700
           600    Maxxam, Inc.*                                                    22,200
           700    NACCO Industries, Inc.                                           40,075
         6,000    Nabors Industries, Inc.*                                         51,750
         1,800    Southwestern Energy Company                                      22,500
          1800    Washington Energy Corporation                                    33,075
                                                                    ---------------------
                                                                                  293,300
                                                                    ---------------------
                  FOOD & AGRICULTURE (3.1%)
         3,900    Chiquita Brands International                                    63,375
           900    Dreyers Grand Ice Cream, Inc.                                    31,050
         2,900    Flowers Industries, Inc.                                         62,712
         1,300    International Multifoods, Corporation                            26,650
         2,600    Interstate Bakeries                                              55,575
         1,300    Michael Foods, Inc.                                              15,763
         2,400    Ralcorp Holding, Inc.*                                           55,200
         2,000    Savannah Foods and Industries                                    25,000
                                                                    ---------------------
                                                                                  335,325
                                                                    ---------------------
                  GOLD (0.3%)
         2,500    Pegasus Gold, Inc.*                                              27,500
                                                                    ---------------------

                  INSURANCE (5.0%)
         3,700    20th Century Industries - California*                            61,512
         1,400    American Bankers Insurance Group                                 50,225
           700    Foremost Corporation of America                                  31,850
         1,100    Integon Corporation                                              18,013
         1,900    John Alden Financial Corporation                                 39,425
         1,400    Liberty Corporation                                              46,900
         1,000    Life Re Corporation                                              20,750
         1,300    NAC Re Corporation                                               45,663
         8,000    Reliance Group Holdings                                          59,000
         2,000    United Companies Financial Corporation                           56,500
           800    Washington National Corporation                                  18,200
         4,400    Western National Corporation                                     60,500
         1,200    Zenith National Insurance Corporation                            27,900
                                                                    ---------------------
                                                                                  536,438
                                                                    ---------------------
                  LIQUOR (0.1%)
           600    Midwest Grain Products                                            6,900
                                                                    ---------------------

                  MEDIA (2.9%)
         1,500    Banta George, Inc.                                               64,875
         2,100    Chris Craft Industries, Inc.*                                    83,737
         1,000    Houghton Mifflin Company                                         41,000
         1,200    Pulitzer Publishing Company                                      54,300
         1,700    TCA Cable TV                                                     50,362
         1,400    Western Publishing Group, Inc.*                                  11,463
                                                                    ---------------------
                                                                                  305,737
                                                                    ---------------------
                  MISCELLANEOUS FINANCE  (5.8%)
         1,100    Alex Brown, Inc.                                                 53,763
         3,620    California Federal Bank*                                         53,187

                           See accompanying notes.

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                                                   MARKET
        SHARES    COMMON STOCKS--CONTINUED                                          VALUE
-----------------------------------------------------------------------------------------
                  MISCELLANEOUS FINANCE--CONTINUED
         1,400    Collective Bancorp, Inc.                           $             33,075
         1,300    Firstfed Michigan, Corporation                                   43,875
         3,000    Glendale Federal Bank FSB*                                       48,000
         1,000    Great Financial Corporation                                      20,500
         1,800    Home Financial Corporation                                       27,450
         2,000    Life Partners Group                                              36,250
         1,400    Life USA Holding, Inc.*                                          10,850
         2,400    Premier Bancorp, Inc.*                                           50,100
         2,800    Roosevelt Financial Group, Inc.                                  45,150
           500    Seafield Capital Corporation                                     17,750
         2,300    Standard Federal Bancorporation                                  81,650
         2,100    T. Rowe Price and Associates                                    104,475
                                                                    ---------------------
                                                                                  626,075
                                                                    ---------------------
                  MOTOR VEHICLES (1.8%)
         1,600    Arvin Industries, Inc.                                           28,400
         1,800    Donaldson Company                                                43,875
         2,600    Federal Mogul Corporation                                        46,475
         1,200    Standard Products Corporation                                    18,600
         2,100    Superior Industries International                                59,062
                                                                    ---------------------
                                                                                  196,412
                                                                    ---------------------
                  NON-DURABLES & ENTERTAINMENT (5.0%)
         1,100    A.T. Cross Company                                               15,675
         3,200    Acclaim Entertainment, Inc.                                      75,600
         1,600    Bic Pen Corporation                                              64,400
         2,000    Duty Free International, Inc.                                    28,500
         1,200    Gibson Greetings, Inc.*                                          16,650
         2,400    Handleman Company                                                18,600
         1,600    International Dairy Queen, Inc.*                                 34,000
         1,700    Luby's Cafeterias, Inc.                                          35,275
         2,400    Morrison Restaurants                                             37,500
         1,600    Russ Berrie & Company                                            22,200
         1,400    Sbarro, Inc.                                                     29,225
         2,000    Sizzler International, Inc.                                       7,000
         4,200    Sothebys Holdings, Inc.                                          58,275
         2,500    Starbucks Corporation*                                           98,125
                                                                    ---------------------
                                                                                  541,025
                                                                    ---------------------
                  NON-FERROUS METALS (0.7%)
         1,100    Brush Wellman, Inc.                                              18,425
         3,600    Hecla Mining Company*                                            26,550
        13,300    Sunshine Mining Company*                                         21,612
                                                                    ---------------------
                                                                                   66,587
                                                                    ---------------------
                  PAPER & FOREST PRODUCTS (1.6%)
         1,700    Chesapeake Corporation                                           52,062
         1,300    Pentair Industries, Inc.                                         65,650
         2,100    Wausau Paper Mills Corporation                                   51,450
                                                                    ---------------------
                                                                                  169,162
                                                                    ---------------------
                  PRODUCERS GOODS (5.7%)
         2,100    Albany International Corporation - Class A                       43,575
         2,500    Ametek, Inc.                                                     44,062
         1,700    BWIP Holding, Inc.                                               28,475

                           See accompanying notes.

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                                                   MARKET
        SHARES    COMMON STOCKS--CONTINUED                                          VALUE
-----------------------------------------------------------------------------------------
                  PRODUCERS GOODS--CONTINUED
         2,000    Baldor Electric Company                            $             48,000
         2,400    Cincinnati Milacron                                              61,800
         1,000    Clarcor, Inc.                                                    22,750
         2,400    Giddings & Lewis, Inc.                                           38,700
         1,500    Goulds Pumps, Inc.                                               35,625
         1,000    Handy & Harman                                                   14,125
         2,000    Kennametal, Inc.                                                 62,250
         1,400    Lattice Semiconductr, Corporation*                               54,950
         1,100    Measurex Corporation                                             33,825
         1,000    Presstek, Inc.*                                                  47,500
         1,300    Teleflex, Inc.                                                   55,088
         1,000    Zurn Industries, Inc.                                            25,000
                                                                    ---------------------
                                                                                  615,725
                                                                    ---------------------
                  RAILROAD & SHIPPING (0.5%)
         2,200    OMI Corporation*                                                 12,650
         2,600    Overseas Shipholding Group, Inc.                                 44,200
                                                                    ---------------------
                                                                                   56,850
                                                                    ---------------------
                  REAL PROPERTY (0.3%)
         5,200    Catellus Development Corporation*                                28,600
                                                                    ---------------------

                  RETAIL STORES (4.1%)
           150    Ben Franklin Retail Stores                                          496
         2,400    Bed, Bath, & Beyond, Inc.*                                       75,000
           700    Blair Corporation                                                20,650
         1,900    Cata Corporation                                                 11,637
         7,400    Charming Shoppes, Inc.                                           21,275
         1,400    Compusa Incorporated                                             53,550
         1,600    Eagle Hardware & Garden, Inc.*                                   12,200
         6,500    Home Shopping Network*                                           52,812
         2,500    Intelligent Electronics                                          19,063
         2,400    Lands End, Inc.                                                  36,000
         1,800    MacFrugals Bargains Close*                                       21,375
         2,100    Merisel, Inc.*                                                   12,338
         2,000    Meyer Fred, Inc.*                                                37,250
         1,700    Ross Stores, Inc.                                                26,669
         1,300    Stanhome, Inc.                                                   39,650
                                                                    ---------------------
                                                                                  439,965
                                                                    ---------------------
                  STEEL (1.2%)
         1,900    AK Steel Holding Corporation*                                    58,900
         2,000    Birmingham Steel Corporation                                     30,500
         1,200    Carpenter Technology                                             45,450
                                                                    ---------------------
                                                                                  134,850
                                                                    ---------------------
                  TELEPHONE (1.8%)
         2,033    International Cabletel, Inc.*                                    53,875
         1,700    Octel Communications Corporation*                                58,012
         1,100    U.S. Long Distance Corporation*                                  14,162
         2,900    Vanguard Cellular Systems, Inc.*                                 64,888
                                                                    ---------------------
                                                                                  190,937
                                                                    ---------------------
                  TIRES & RUBBER (0.4%)
          1,100   Carlisle Corporation                                             45,237
                                                                    ---------------------

                           See accompanying notes.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1995

                                                                                   MARKET
        SHARES    COMMON STOCKS--CONTINUED                                         VALUE
-----------------------------------------------------------------------------------------
                  TRAVEL & RECREATION (1.1%)
         1,900    Argosy Gaming Corporation*                         $             17,575
         1,300    Cobra Golf, Inc.*                                                33,800
         1,600    Grand Casinos, Inc.*                                             63,600
                                                                    ---------------------
                                                                                  114,975
                                                                    ---------------------
                  TRUCKING & FREIGHT (1.2%)
         1,900    Arnold Industries, Inc.                                          30,875
         2,700    J.B. Hunt Transport Services, Inc.                               41,850
         3,200    Rollins Truck Leasing Corporation                                30,800
         2,100    Yellow Corporation                                               27,562
                                                                    ---------------------
                                                                                  131,087
                                                                    ---------------------
                  UTILITIES & ENERGY (6.0%)
         1,200    Central Hudson Gas & Electric                                    36,750
           900    Cilcorp, Inc.                                                    35,100
         1,500    Eastern Utilities Association                                    35,250
         2,100    IES Industries, Inc.                                             55,912
         2,000    MDU Resources Group                                              42,250
         8,800    NorAm Energy Corporation                                         68,200
         1,900    ONEOK, Inc.                                                      46,312
         1,000    Orange and Rockland Utilities, Inc.                              35,125
         3,100    Public Service Company of N. Mexico*                             51,925
         2,500    Seagull Energy Corporation*                                      42,813
         2,100    Sierra Pacific Resources                                         49,088
         1,200    Southern Indiana Gas & Electric                                  40,500
         1,600    Southwest Gas Corporation                                        24,200
        11,500    Tucson Electric Power*                                           34,500
         2,400    UGI Corporation                                                  50,400
                                                                    ---------------------
                                                                                  648,325
                                                                    ---------------------



                  TOTAL COMMON STOCKS (COST BASIS $10,338,626)       $         10,423,771
                                                                    ---------------------

* Non-income producing security


    PRINCIPAL                                     INTEREST MATURITY             MARKET
     AMOUNT       SHORT-TERM INVESTMENTS  (2.9%)    RATE     DATE              VALUE
-----------------------------------------------------------------------------------------
       173,000    Merrill Lynch                    5.76%  11/02/95  $            172,973
       133,000    Merrill Lynch                    5.80%  11/03/95               132,957
           434    Harris Insight Government                                           434
                  Assets Fund                                       ---------------------
                  TOTAL SHORT-TERM INVESTMENTS (COST BASIS $306,363)              306,364
                                                                    ---------------------

TOTAL INVESTMENTS  (100.0%)  (COST BASIS $10,644,989)                $         10,730,135
                                                                    =====================




                           See accompanying notes.

PART C - OTHER INFORMATION

         In response to Part C of Form N-1A, the Registrant hereby incorporates by reference the Part C - Other Information included in Pre-Effective
Amendment No. 1 to its Registration Statement on Form N-1A (Registration No. 33-82056), as filed with the Securities and Exchange Commission on December 22, 1994.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Appleton and State of Wisconsin, on the 12th day of December, 1995.

                                       AAL VARIABLE PRODUCT SERIES FUND, INC.


                                       By:  /s/ D. Charles DeVries
                                            ---------------------------------
                                            D. Charles DeVries
                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and indicated on this:


 /s/ D. Charles DeVries               President                            December 12, 1995
 ----------------------------------   (Principal Executive Officer)
 D. Charles DeVries



 /s/ Carl J. Rudolph                  Treasurer                            December 12, 1995
 ----------------------------------   (Principal Accounting and
 Carl J. Rudolph                      Financial Officer)



All of the Board of Directors:

         Gregory F. Campbell         John H. Pender
         Richard L. Gady             D. W. Russler
         John O. Gilbert             Lawrence M. Woods
         Richard L. Gunderson


         Richard L. Gunderson, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Directors of AAL Variable Product Series Fund, Inc. pursuant to the powers of attorney duly executed by such persons.


/s/ Richard L. Gunderson              December 12, 1995
-----------------------------
Richard L. Gunderson
Attorney-in-Fact